BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
March 31, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 1.0%
Cayman Islands — 0.2%
(a)(b)
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (LIBOR USD 3 Month +
1.65%), 0.00%, 04/20/34 ....... USD 250 $ 250,000
Voya CLO Ltd., Series 2017-3A, Class
A1R, (LIBOR USD 3 Month +
1.04%), 1.00%, 04/20/34
(c)
..... 150 150,000
400,000
Ireland — 0.0%
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32
(b)
..... EUR 100 116,863
United States — 0.8%
Battalion CLO 18 Ltd.
(a)(b)
:
Series 2020-18A, Class A1, (LIBOR
USD 3 Month + 1.80%), 2.04%,
10/15/32 ............... USD 250 251,232
Series 2020-18A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.54%,
10/15/32 ............... 250 250,403
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 100 101,491
Mercury Financial Credit Card Master
Trust, Series 2021-1A, Class A,
1.54%, 03/20/26
(a)
........... 193 193,029
SLM Private Credit Student Loan
Trust
(b)
:
Series 2005-B, Class A4, (LIBOR
USD 3 Month + 0.33%), 0.51%,
06/15/39 ............... 61 59,854
Series 2006-A, Class A5, (LIBOR
USD 3 Month + 0.29%), 0.47%,
06/15/39 ............... 56 54,502
Series 2007-A, Class A4A, (LIBOR
USD 3 Month + 0.24%), 0.42%,
12/16/41 ............... 65 63,121
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 4.86%,
10/15/41
(a)(b)
............... 168 182,035
SMB Private Education Loan Trust
(a)
:
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 100 97,205
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 204 200,404
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 100 98,323
1,551,599
Total Asset-Backed Securities — 1.0%
(Cost: $2,054,909) .............................. 2,068,462
Shares
Shares
Common Stocks — 68.8%
Argentina — 0.0%
(d)
Globant SA .................. 131 27,197
MercadoLibre , Inc. ............. 8 11,777
38,974
Security
Shares
Shares Value
Australia — 0.2%
BHP Group Ltd. ............... 138 $ 4,787
BHP Group plc ............... 4,612 132,789
Brambles Ltd. ................ 484 3,904
Fortescue Metals Group Ltd. ...... 589 8,977
Goodman Group .............. 187 2,582
Quintis HoldCo Pty. Ltd., (Acquired
10/22/18, cost $115,835)
(c)(d)(e)
... 218,994 172,991
Rio Tinto plc ................. 1,558 118,857
Telstra Corp. Ltd. .............. 679 1,758
Wesfarmers Ltd. .............. 71 2,851
449,496
Belgium — 0.0%
KBC Group NV ............... 59 4,293
Brazil — 0.1%
Ambev SA .................. 1,033 2,812
B3 SA - Brasil Bolsa Balcao ....... 629 6,109
Banco do Brasil SA
(d)
........... 1,092 5,923
Engie Brasil Energia SA ......... 1,138 8,488
Magazine Luiza SA
(d)
........... 7,088 25,286
Petroleo Brasileiro SA, ADR
(f)
...... 923 7,827
Seguridade Participacoes SA ...... 1,007 4,338
Vale SA, ADR
(f)
............... 6,278 109,112
WEG SA ................... 200 2,661
172,556
Canada — 0.8%
Brookfield Asset Management, Inc.,
Class A .................. 72 3,203
Enbridge, Inc. ................ 39,954 1,455,474
Franco-Nevada Corp. ........... 49 6,141
George Weston Ltd. ............ 42 3,719
Loblaw Cos. Ltd. .............. 117 6,536
Nutrien Ltd. .................. 74 3,986
Royal Bank of Canada .......... 57 5,255
Shopify, Inc., Class A
(d)
.......... 30 33,188
TC Energy Corp. .............. 399 18,291
Wheaton Precious Metals Corp. .... 2,577 98,429
1,634,222
Chile — 0.0%
Sociedad Quimica y Minera de Chile
SA, ADR ................. 356 18,893
China — 2.4%
AAC Technologies Holdings, Inc. ... 5,500 27,999
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 5,650 51,252
Alibaba Group Holding Ltd.
(d)
...... 7,200 204,571
Alibaba Group Holding Ltd., ADR
(d)
.. 1,658 375,918
Amoy Diagnostics Co. Ltd., Class A . 2,600 28,368
Anhui Conch Cement Co. Ltd., Class H 500 3,265
Anhui Gujing Distillery Co. Ltd., Class B 100 1,407
ANTA Sports Products Ltd. ....... 9,000 147,617
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 1,099 48,598
Autobio Diagnostics Co. Ltd., Class A 1,683 28,230
Brilliance China Automotive Holdings
Ltd.
(c)
.................... 2,000 1,892
BYD Co. Ltd., Class A ........... 6,000 152,109
China CITIC Bank Corp. Ltd., Class H 4,000 2,034
China Construction Bank Corp., Class
H ...................... 3,000 2,529
China Feihe Ltd.
(a)
............. 2,000 5,678
China Galaxy Securities Co. Ltd., Class
H ...................... 4,000 2,474

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
China (continued)
China Hongqiao Group Ltd. ....... 2,000 $ 2,675
China Life Insurance Co. Ltd., Class H 2,000 4,156
China Merchants Bank Co. Ltd., Class
H ...................... 5,000 38,306
China National Building Material Co.
Ltd., Class H ............... 12,000 17,385
China Pacific Insurance Group Co. Ltd.,
Class H .................. 200 792
China Petroleum & Chemical Corp.,
Class H .................. 12,000 6,357
China Resources Cement Holdings Ltd. 6,000 6,768
China Resources Power Holdings Co.
Ltd. ..................... 4,000 5,332
Contemporary Amperex Technology
Co. Ltd., Class A ............ 6,100 302,724
Country Garden Services Holdings Co.
Ltd. ..................... 114 1,162
CSPC Pharmaceutical Group Ltd. ... 2,000 2,432
Dali Foods Group Co. Ltd.
(a)
....... 4,500 2,558
Dongfeng Motor Group Co. Ltd., Class
H ...................... 2,000 1,866
ENN Energy Holdings Ltd. ........ 2,100 33,871
Ganfeng Lithium Co. Ltd., Class H
(a)
. 4,000 49,288
Glodon Co. Ltd., Class A ......... 4,000 40,711
GoerTek , Inc., Class A .......... 2,200 9,159
Guangdong Marubi Biotechnology Co.
Ltd., Class A ............... 2,500 20,519
Guangzhou Automobile Group Co. Ltd.,
Class H .................. 2,000 1,688
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 39,500 80,416
Haidilao International Holding Ltd.
(a)
. 4,000 27,434
Haier Smart Home Co. Ltd., Class H
(d)
800 3,224
Haitong Securities Co. Ltd., Class H . 4,400 4,086
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 4,900 27,314
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)(d)
............ 1,300 25,889
Han's Laser Technology Industry Group
Co. Ltd., Class A ............ 8,800 57,028
Hansoh Pharmaceutical Group Co.
Ltd.
(a)(d)
................... 36,000 172,692
Hengan International Group Co. Ltd. . 1,000 6,575
Huaneng Power International, Inc.,
Class H .................. 8,000 2,846
Huazhu Group Ltd., ADR
(d)
....... 525 28,822
Hundsun Technologies, Inc., Class A . 2,780 35,789
Industrial & Commercial Bank of China
Ltd., Class H ............... 35,000 25,176
Inner Mongolia Yili Industrial Group Co.
Ltd., Class A ............... 5,299 32,476
JD Health International, Inc.
(a)(d)
.... 19,450 282,937
JD.com, Inc., ADR
(d)
............ 220 18,553
KE Holdings, Inc., ADR
(d)
......... 155 8,832
Kingdee International Software Group
Co. Ltd.
(d)
................. 54,000 169,343
Kingsoft Cloud Holdings Ltd., ADR
(d)
. 73 2,870
Lenovo Group Ltd. ............. 4,000 5,709
Li Auto, Inc., ADR
(d)(f)
............ 9,335 233,375
Lufax Holding Ltd., ADR
(d)
........ 633 9,191
Meituan Dianping , Class B
(d)
...... 900 35,122
Ming Yuan Cloud Group Holdings Ltd.
(d)
9,000 41,590
NetEase , Inc., ADR ............ 841 86,842
New Oriental Education & Technology
Group, Inc., ADR
(d)
........... 3,024 42,336
NIO, Inc., ADR
(d)
.............. 137 5,340
Security
Shares
Shares Value
China (continued)
Nongfu Spring Co. Ltd., Class H
(a)(d)
. 1,200 $ 6,050
Offcn Education Technology Co. Ltd.,
Class A .................. 300 1,293
Pharmaron Beijing Co. Ltd., Class H
(a)
100 1,901
PICC Property & Casualty Co. Ltd.,
Class H .................. 10,000 8,701
Pinduoduo , Inc., ADR
(d)
.......... 311 41,637
Ping An Insurance Group Co. of China
Ltd., Class A ............... 3,400 40,879
RLX Technology, Inc., ADR
(d)
...... 328 3,398
Shanghai International Airport Co. Ltd.,
Class A
(d)
................. 9,200 81,411
Shenzhen Goodix Technology Co. Ltd.,
Class A .................. 200 3,429
Shenzhen Inovance Technology Co.
Ltd., Class A ............... 3,100 40,584
Sun Art Retail Group Ltd.
(d)
....... 4,500 3,692
TAL Education Group, ADR
(d)
...... 1,411 75,982
Tencent Holdings Ltd. ........... 11,000 877,883
Tingyi Cayman Islands Holding Corp. 4,000 7,355
Venus MedTech Hangzhou, Inc., Class
H
(a)(d)
.................... 4,500 36,635
Venustech Group, Inc., Class A .... 7,899 40,307
Want Want China Holdings Ltd. .... 47,000 35,312
Wuhan Raycus Fiber Laser
Technologies Co. Ltd., Class A ... 4,139 51,688
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co. Ltd.,
Class A .................. 1,200 4,024
WuXi AppTec Co. Ltd., Class A ..... 1,820 39,101
Wuxi Biologics Cayman, Inc.
(a)(d)
.... 12,834 161,846
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 3,140 42,540
Yihai International Holding Ltd.
(d)
.... 5,000 52,167
Yihai Kerry Arawana Holdings Co. Ltd.,
Class A
(d)
................. 100 1,195
Yonyou Network Technology Co. Ltd.,
Class A .................. 4,500 24,605
Yum China Holdings, Inc. ........ 1,264 74,841
4,861,953
Denmark — 0.2%
AP Moller - Maersk A/S, Class A .... 3 6,528
AP Moller - Maersk A/S, Class B .... 3 6,965
DSV Panalpina A/S ............ 1,123 220,269
Genmab A/S
(d)
................ 239 78,606
Pandora A/S ................. 967 103,420
415,788
Finland — 0.2%
Neste OYJ .................. 6,814 361,862
Nokia OYJ
(d)
................. 14,763 58,958
420,820
France — 2.9%
Alstom SA
(d)
................. 13,366 665,988
Arkema SA .................. 4,668 565,321
AXA SA .................... 152 4,080
BNP Paribas SA .............. 4,022 245,058
Carrefour SA ................. 442 8,003
Cie de Saint-Gobain ............ 173 10,216
Danone SA .................. 11,596 793,724
EssilorLuxottica SA ............ 3,293 536,453
Faurecia SE ................. 1 53
Kering SA ................... 201 138,702
LVMH Moet Hennessy Louis Vuitton SE 959 640,566
Orange SA .................. 491 6,042

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
France (continued)
Pernod Ricard SA ............. 50 $ 9,359
Safran SA ................... 7,188 977,766
Sanofi ..................... 11,226 1,110,073
Sartorius Stedim Biotech ......... 6 2,469
Schneider Electric SE ........... 123 18,737
Societe Generale SA ........... 3,979 104,030
TOTAL SE .................. 399 18,601
Vivendi SA .................. 152 4,989
5,860,230
Germany — 3.3%
adidas AG
(d)
................. 2,475 773,168
Allianz SE (Registered) .......... 4,665 1,186,567
Auto1 Group SE
(a)(d)
............ 3,248 184,162
Continental AG ............... 50 6,619
Daimler AG (Registered) ......... 195 17,404
Deutsche Boerse AG ........... 66 10,967
Deutsche Telekom AG (Registered) . 44,235 891,487
E.ON SE ................... 347 4,044
Evonik Industries AG ........... 73 2,583
Fresenius Medical Care AG & Co.
KGaA ................... 65 4,788
Fresenius SE & Co. KGaA ........ 259 11,541
Henkel AG & Co. KGaA ......... 26 2,576
Infineon Technologies AG ........ 4,621 196,612
Puma SE ................... 4,303 421,873
Rational AG ................. 55 42,724
RWE AG ................... 2,232 87,588
SAP SE .................... 34 4,170
Siemens AG (Registered) ........ 10,687 1,755,998
Siemens Energy AG
(d)
........... 6,826 245,028
Vantage Towers AG
(d)
........... 19,027 535,511
Vonovia SE .................. 1,784 116,583
6,501,993
Hong Kong — 0.6%
AIA Group Ltd. ............... 88,600 1,084,178
CLP Holdings Ltd. ............. 3,500 34,079
Hang Lung Properties Ltd. ........ 25,000 65,256
Hysan Development Co. Ltd. ...... 6,000 23,479
Jardine Matheson Holdings Ltd. .... 900 58,965
Nine Dragons Paper Holdings Ltd. .. 1,000 1,470
1,267,427
India — 0.3%
HCL Technologies Ltd. .......... 521 7,022
Housing Development Finance Corp.
Ltd. ..................... 114 3,917
Indian Oil Corp. Ltd. ............ 3,339 4,206
InterGlobe Aviation Ltd.
(a)(d)
....... 1,183 26,471
Petronet LNG Ltd. ............. 5,780 17,789
Reliance Industries Ltd. ......... 14,972 382,260
Tata Consultancy Services Ltd. .... 103 4,488
Think & Learn Private Limited.
(c)(d)
... 45 146,075
Vedanta Ltd. ................. 701 2,202
594,430
Indonesia — 0.0%
Bank Central Asia Tbk . PT ........ 25,600 54,825
Ireland — 0.1%
Flutter Entertainment plc ......... 948 202,541
Israel — 0.0%
ION Acquisition Corp. 2 Ltd.
(d)
..... 3,068 31,171
Security
Shares
Shares Value
Italy — 1.7%
Assicurazioni Generali SpA ....... 10,918 $ 218,132
Enel SpA ................... 167,344 1,664,630
Intesa Sanpaolo SpA ........... 525,087 1,422,762
3,305,524
Japan — 1.8%
Aisin Seiki Co. Ltd. ............. 400 15,234
Ajinomoto Co., Inc. ............. 4,300 88,145
Asahi Kasei Corp. ............. 400 4,617
Astellas Pharma, Inc. ........... 450 6,932
Canon, Inc. .................. 200 4,547
Daifuku Co. Ltd. ............... 800 78,615
Disco Corp. .................. 400 126,402
Eisai Co. Ltd. ................ 100 6,721
ENEOS Holdings, Inc. .......... 1,700 7,713
FANUC Corp. ................ 700 168,285
GMO Payment Gateway, Inc. ...... 500 66,438
Hitachi Ltd. .................. 200 9,066
Honda Motor Co. Ltd. ........... 200 6,029
Hoya Corp. .................. 5,901 694,529
Japan Tobacco, Inc. ............ 200 3,842
Kao Corp. ................... 100 6,617
KDDI Corp. .................. 3,600 110,918
Keyence Corp. ............... 500 227,878
Kirin Holdings Co. Ltd. .......... 200 3,838
Kose Corp. .................. 1,500 212,594
Maeda Road Construction Co. Ltd. .. 600 11,632
Marubeni Corp. ............... 400 3,341
Mitsubishi Corp. ............... 100 2,835
Mitsubishi Estate Co. Ltd. ........ 4,400 77,050
Mizuho Financial Group, Inc. ...... 200 2,892
Nippon Telegraph & Telephone Corp. 3,940 101,660
Nissan Motor Co. Ltd.
(d)
.......... 800 4,469
Oriental Land Co. Ltd. .......... 1,100 165,529
Otsuka Holdings Co. Ltd. ........ 100 4,241
Panasonic Corp. .............. 500 6,475
Rakuten , Inc. ................ 300 3,584
Recruit Holdings Co. Ltd. ........ 5,300 260,263
Shin-Etsu Chemical Co. Ltd. ...... 5,020 850,390
Sompo Holdings, Inc. ........... 100 3,832
Sony Corp. .................. 1,900 201,084
Sumitomo Mitsui Financial Group, Inc. 100 3,625
Tokyo Gas Co. Ltd. ............ 200 4,456
Toshiba Corp. ................ 100 3,385
Z Holdings Corp. .............. 10,100 50,381
3,610,084
Luxembourg — 0.1%
ArcelorMittal SA ............... 3,995 114,982
Macau — 0.0%
SJM Holdings Ltd. ............. 14,000 18,372
Mexico — 0.0%
Grupo Bimbo SAB de CV ........ 2,887 6,059
Netherlands — 2.7%
Adyen NV
(a)(d)
................ 246 548,926
Akzo Nobel NV ............... 9,124 1,018,657
ASML Holding NV ............. 2,078 1,274,997
Heineken Holding NV ........... 44 3,910
ING Groep NV ................ 114,676 1,400,663
JDE Peet's NV
(d)
.............. 135 4,949
Koninklijke Ahold Delhaize NV ..... 358 9,986
Koninklijke Philips NV ........... 2,824 161,040
NXP Semiconductors NV ........ 4,887 983,948

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Netherlands (continued)
Royal Dutch Shell plc, Class A ..... 116 $ 2,255
5,409,331
Norway — 0.0%
LINK Mobility Group Holding ASA
(d)
.. 5,906 28,656
Poland — 0.1%
Allegro.eu SA
(a)(d)
.............. 525 7,390
InPost SA
(d)
.................. 4,953 81,120
Polski Koncern Naftowy ORLEN SA . 256 4,106
92,616
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 2,092 35,205
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 56 1,853
Singapore — 0.1%
DBS Group Holdings Ltd. ........ 3,000 64,324
United Overseas Bank Ltd. ....... 3,400 65,559
129,883
South Africa — 0.1%
Anglo American Platinum Ltd. ..... 46 6,709
Anglo American plc ............ 3,036 118,913
AngloGold Ashanti Ltd. .......... 59 1,284
Kumba Iron Ore Ltd.
(f)
........... 148 6,095
MTN Group Ltd. ............... 904 5,310
138,311
South Korea — 0.5%
Celltrion , Inc.
(d)
............... 5 1,441
Hana Financial Group, Inc. ....... 168 6,354
Kakao Corp. ................. 611 269,683
KB Financial Group, Inc. ......... 155 7,640
LG Chem Ltd. ................ 478 342,068
LG Electronics, Inc. ............ 17 2,270
LG Uplus Corp. ............... 158 1,715
NCSoft Corp. ................ 110 85,024
POSCO .................... 157 44,487
Samsung Biologics Co. Ltd.
(a)(d)
.... 13 8,653
Samsung Electronics Co. Ltd. ..... 73 5,281
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 30 5,041
Samsung SDI Co. Ltd. .......... 415 244,029
SK Biopharmaceuticals Co. Ltd.
(d)
... 41 3,755
1,027,441
Spain — 0.3%
Cellnex Telecom SA
(a)
........... 9,725 560,629
Endesa SA .................. 211 5,592
566,221
Sweden — 1.0%
Atlas Copco AB, Class A ......... 1,407 85,781
Hexagon AB, Class B ........... 2,113 195,048
Sandvik AB .................. 73 1,997
Svenska Handelsbanken AB, Class A 334 3,631
Swedbank AB, Class A .......... 3,850 67,883
Telefonaktiebolaget LM Ericsson, Class
B ...................... 11,096 147,080
Volvo AB, Class B ............. 61,332 1,553,234
2,054,654
Switzerland — 0.4%
ABB Ltd. (Registered) ........... 480 14,602
Alcon, Inc.
(d)(f)
................ 1,222 85,760
Security
Shares
Shares Value
Switzerland (continued)
Cie Financiere Richemont SA
(Registered) ............... 812 $ 77,971
Kuehne + Nagel International AG
(Registered) ............... 9 2,570
Nestle SA (Registered) .......... 1,209 134,775
Novartis AG (Registered) ........ 66 5,642
Roche Holding AG ............. 20 6,479
Sika AG (Registered) ........... 721 206,173
Straumann Holding AG (Registered) . 100 124,852
UBS Group AG (Registered) ...... 886 13,708
672,532
Taiwan — 1.2%
ASE Technology Holding Co. Ltd. ... 1,000 3,815
Cathay Financial Holding Co. Ltd. ... 21,000 35,362
Chunghwa Telecom Co. Ltd. ...... 11,000 43,037
Formosa Chemicals & Fibre Corp. .. 9,000 27,711
Formosa Plastics Corp. .......... 8,000 28,410
Fubon Financial Holding Co. Ltd. ... 22,000 43,901
Hon Hai Precision Industry Co. Ltd. .. 11,760 51,588
MediaTek , Inc. ................ 3,000 103,190
Nan Ya Plastics Corp. ........... 11,000 30,909
Nanya Technology Corp. ......... 1,000 3,256
Sea Ltd., ADR
(d)(f)
.............. 603 134,608
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 84,000 1,768,974
Uni -President Enterprises Corp. .... 17,000 43,655
United Microelectronics Corp. ..... 3,000 5,381
Yageo Corp. ................. 4,000 78,284
2,402,081
Thailand — 0.0%
Intouch Holdings PCL, Class F ..... 21,100 39,273
Thai Beverage PCL ............ 26,400 14,557
53,830
Turkey — 0.0%
Tupras Turkiye Petrol Rafinerileri A/S
(d)
544 5,929
United Arab Emirates — 0.0%
NMC Health plc
(c)(d)
............. 8,338 —
United Kingdom — 2.0%
AstraZeneca plc .............. 10,670 1,064,958
Barclays plc ................. 15,655 40,091
Berkeley Group Holdings plc ...... 1,877 114,914
BP plc ..................... 370 1,503
BT Group plc
(d)
............... 1,057 2,255
Diageo plc .................. 375 15,405
Experian plc ................. 106 3,652
Farfetch Ltd., Class A
(d)(f)
......... 1,743 92,414
GlaxoSmithKline plc ............ 1,091 19,314
Legal & General Group plc ....... 1,691 6,493
Lloyds Banking Group plc ........ 2,575 1,510
RELX plc ................... 283 7,098
THG Holdings Ltd.
(d)
............ 74,619 641,393
Unilever plc .................. 12,843 716,602
Unilever plc .................. 8,143 454,378
Vodafone Group plc ............ 436,147 795,347
3,977,327
United States — 45.7%
Abbott Laboratories ............ 6,809 815,991
AbbVie, Inc. ................. 10,820 1,170,940
ACV Auctions, Inc., Class A
(d)
...... 2,541 87,944
Adobe, Inc.
(d)
................. 36 17,113
Advance Auto Parts, Inc. ......... 162 29,725

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
United States (continued)
Advanced Micro Devices, Inc.
(d)
.... 64 $ 5,024
Aflac, Inc. ................... 62 3,173
Air Products & Chemicals, Inc. ..... 4,185 1,177,408
Airbnb, Inc., Class A
(d)
........... 7 1,316
Alaska Air Group, Inc.
(d)
.......... 734 50,800
Alphabet, Inc., Class A
(d)
......... 53 109,314
Alphabet, Inc., Class C
(d)
......... 1,559 3,224,994
Altair Engineering, Inc., Class A
(d)
... 2,424 151,670
Amazon.com, Inc.
(d)(g)
........... 858 2,654,721
American Express Co. .......... 21 2,970
American Tower Corp. .......... 5,508 1,316,742
American Water Works Co., Inc. .... 757 113,489
Amgen, Inc. ................. 500 124,405
Analog Devices, Inc. ............ 272 42,182
Anthem, Inc. ................. 2,713 973,831
Apellis Pharmaceuticals, Inc.
(d)
..... 977 41,923
Apple, Inc.
(g)
................. 30,036 3,668,897
Applied Materials, Inc. .......... 7,601 1,015,494
Aptiv plc
(d)
................... 5,610 773,620
Atlassian Corp. plc, Class A
(d)
...... 511 107,698
Autodesk, Inc.
(d)
............... 2,237 619,985
Avalara, Inc.
(d)
................ 776 103,542
Bank of America Corp. .......... 68,107 2,635,060
Bank of New York Mellon Corp. (The) 238 11,255
Baxter International, Inc. ......... 1,572 132,582
Becton Dickinson and Co. ........ 1,559 379,071
Berkshire Hathaway, Inc., Class B
(d)
. 1,035 264,411
Boston Scientific Corp.
(d)
......... 35,474 1,371,070
Bristol-Myers Squibb Co. ......... 13,051 823,910
Broadcom, Inc. ............... 290 134,461
Brown-Forman Corp., Class B ..... 130 8,966
C3.ai, Inc., Class A
(d)
........... 463 30,516
Cadence Design Systems, Inc.
(d)
... 653 89,454
California Resources Corp.
(d)(f)
..... 1,796 43,212
Capital One Financial Corp. ....... 11,572 1,472,306
Capri Holdings Ltd.
(d)
........... 3,499 178,450
Cerner Corp. ................. 210 15,095
CH Robinson Worldwide, Inc. ..... 995 94,953
Charles Schwab Corp. (The) ...... 18,805 1,225,710
Charter Communications, Inc., Class
A
(d)
..................... 1,357 837,296
Chubb Ltd. .................. 2,537 400,770
Cigna Corp. ................. 39 9,428
Citigroup, Inc. ................ 4,566 332,177
Cloudera, Inc.
(d)
............... 1,094 13,314
Cognizant Technology Solutions Corp.,
Class A .................. 6,463 504,890
Colgate-Palmolive Co. .......... 1,879 148,122
Comcast Corp., Class A
(g)
........ 27,759 1,502,040
ConocoPhillips ............... 14,732 780,354
Consolidated Edison, Inc. ........ 49 3,665
Constellation Brands, Inc., Class A .. 17 3,876
Corteva , Inc. ................. 317 14,779
Costco Wholesale Corp. ......... 2,048 721,879
Coupa Software, Inc.
(d)
.......... 319 81,179
Crowdstrike Holdings, Inc., Class A
(d)
. 1,864 340,199
Crown PropTech Acquisitions
(c)(d)
... 1,220 5
Crown PropTech Acquisitions
(d)
..... 3,804 37,812
Cummins, Inc. ................ 27 6,996
Danimer Scientific, Inc.
(d)
......... 1,119 42,242
Datadog , Inc., Class A
(d)
......... 595 49,587
Deere & Co. ................. 151 56,495
Dell Technologies, Inc., Class C
(d)
... 7,588 668,882
Delta Air Lines, Inc.
(d)
........... 119 5,745
Devon Energy Corp. ............ 2,857 62,425
Security
Shares
Shares Value
United States (continued)
DexCom , Inc.
(d)
............... 26 $ 9,344
Diversey Holdings Ltd.
(d)(f)
........ 27,340 402,171
DocuSign, Inc.
(d)
.............. 22 4,454
Dow, Inc. ................... 2,972 190,030
DR Horton, Inc. ............... 11,019 982,013
Driven Brands Holdings, Inc.
(d)
..... 1,368 34,775
Dynatrace , Inc.
(d)
.............. 2,820 136,037
Eaton Corp. plc ............... 124 17,147
eBay, Inc. ................... 186 11,391
Ecolab, Inc. ................. 30 6,422
Edwards Lifesciences Corp.
(d)
..... 3,701 309,552
Electronic Arts, Inc. ............ 76 10,288
Emerson Electric Co. ........... 102 9,202
EPAM Systems, Inc.
(d)
........... 115 45,619
Epic Games, Inc., (Acquired 07/02/20,
cost $189,750)
(c)(d)(e)
.......... 330 292,050
EQT Corp.
(d)
................. 21,674 402,703
Equinix , Inc. ................. 3 2,039
Expedia Group, Inc.
(d)
........... 575 98,969
Exxon Mobil Corp. ............. 1,333 74,421
Facebook, Inc., Class A
(d)
........ 2,715 799,649
FedEx Corp. ................. 50 14,202
Ferguson plc ................. 944 112,766
Fifth Wall Acquisition Corp. I, Class A
(d)
7,678 76,782
Ford Motor Co.
(d)
.............. 254 3,112
Fortinet, Inc.
(d)
................ 840 154,913
Fortive Corp. ................. 14,585 1,030,284
Fortune Brands Home & Security, Inc. 1,025 98,216
Fox Corp., Class A ............. 171 6,175
Fox Corp., Class B ............. 139 4,855
Freeport-McMoRan, Inc.
(d)(g)
....... 35,426 1,166,578
Generac Holdings, Inc.
(d)
......... 90 29,471
Gilead Sciences, Inc. ........... 65 4,201
Global Payments, Inc. .......... 6,437 1,297,570
Goldman Sachs Group, Inc. (The) .. 245 80,115
Green Plains, Inc.
(d)
............ 1,184 32,051
HCA Healthcare, Inc. ........... 742 139,748
Healthcare Merger Corp. (Acquired
10/30/20, cost $69,510)
(d)(e)
..... 6,951 43,722
Highland Transcend Partners I Corp.
(d)
6,368 64,062
Hilton Worldwide Holdings, Inc.
(d)
... 2,137 258,406
Home Depot, Inc. (The) ......... 4,186 1,277,777
HP, Inc. .................... 286 9,081
Humana, Inc. ................ 75 31,444
IDEXX Laboratories, Inc.
(d)
........ 9 4,404
iHeartMedia , Inc., Class A
(d)
....... 74 1,343
Illinois Tool Works, Inc. .......... 54 11,962
Illumina, Inc.
(d)
................ 85 32,645
Incyte Corp.
(d)
................ 28 2,276
Insulet Corp.
(d)
................ 122 31,832
Intel Corp. .................. 1,119 71,616
International Flavors & Fragrances, Inc. 4,854 677,667
International Paper Co. .......... 245 13,247
Intuit, Inc. ................... 32 12,258
Intuitive Surgical, Inc.
(d)
.......... 513 379,076
Iovance Biotherapeutics , Inc.
(d)
..... 696 22,035
IQVIA Holdings, Inc.
(d)
........... 13 2,511
Jawbone Health Hub, Inc. (Acquired
01/24/17, cost $0)
(c)(d)(e)
........ 6,968 —
Johnson & Johnson ............ 12,905 2,120,937
JPMorgan Chase & Co.
(g)
........ 15,258 2,322,725
Khosla Ventures Acquisition Co.
(d)
... 5,294 53,469
KLA Corp. ................... 4 1,322
L3Harris Technologies, Inc. ....... 4,978 1,008,941
Lam Research Corp. ........... 9 5,357

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
United States (continued)
Las Vegas Sands Corp.
(d)(f)
....... 2,149 $ 130,573
Liberty Media Acquisition Corp.
(d)
... 12,377 132,558
Liberty Media Corp.-Liberty SiriusXM ,
Class A
(d)
................. 7,202 317,464
Liberty Media Corp.-Liberty SiriusXM ,
Class C
(d)
................. 9,065 399,857
Lions Gate Entertainment Corp., Class
A
(d)
..................... 691 10,330
Live Nation Entertainment, Inc.
(d)
... 600 50,790
Lookout, Inc. (Acquired 03/04/15, cost
$16,643)
(c)(e)
............... 1,457 8,523
Lowe's Cos., Inc. .............. 5,156 980,568
Lululemon Athletica , Inc.
(d)
........ 12 3,681
Lyft, Inc., Class A
(d)
............. 5,229 330,368
Marathon Oil Corp. ............. 1,708 18,241
Marsh & McLennan Cos., Inc. ..... 7,912 963,682
Masco Corp. ................. 2,622 157,058
Mastercard , Inc., Class A ......... 5,009 1,783,454
McDonald's Corp. ............. 4,322 968,733
McKesson Corp. .............. 16 3,121
Medtronic plc ................ 140 16,538
Merck & Co., Inc. .............. 5,139 396,166
Micron Technology, Inc.
(d)
........ 10,016 883,511
Microsoft Corp. ............... 18,472 4,355,143
MongoDB, Inc.
(d)
.............. 346 92,531
Monster Beverage Corp.
(d)
........ 1,068 97,284
Morgan Stanley ............... 16,806 1,305,154
Netflix, Inc.
(d)
................. 28 14,606
Nevro Corp.
(d)
................ 185 25,808
New Relic, Inc.
(d)
.............. 826 50,782
NextEra Energy, Inc. ........... 21,172 1,600,815
Northern Genesis Acquisition Corp. II
(d)
2,980 30,515
Northern Trust Corp. ............ 50 5,256
Northrop Grumman Corp. ........ 78 25,244
NVIDIA Corp. ................ 1,692 903,410
Okta , Inc.
(d)
.................. 660 145,484
Opendoor Technologies, Inc.
(d)
..... 15,017 318,210
Otis Worldwide Corp. ........... 265 18,139
Palo Alto Networks, Inc.
(d)
........ 521 167,793
Parker-Hannifin Corp. ........... 14 4,416
PayPal Holdings, Inc.
(d)
.......... 4,087 992,487
Peloton Interactive, Inc., Class A
(d)
.. 5,106 574,119
Penn National Gaming, Inc.
(d)
...... 951 99,703
PepsiCo, Inc. ................ 952 134,660
Pioneer Natural Resources Co. .... 143 22,711
Playtika Holding Corp.
(d)
......... 16,342 444,666
PNC Financial Services Group, Inc.
(The) .................... 65 11,402
PPG Industries, Inc. ............ 7,128 1,071,053
Procter & Gamble Co. (The) ...... 35 4,740
Prologis, Inc. ................. 113 11,978
Proofpoint , Inc.
(d)
.............. 384 48,303
Prudential Financial, Inc. ......... 60 5,466
PTC, Inc.
(d)
.................. 6,918 952,263
PubMatic, Inc., Class A
(d)(f)
........ 1,439 70,971
PVH Corp.
(d)
................. 761 80,438
QUALCOMM, Inc. ............. 1,695 224,740
Quest Diagnostics, Inc. .......... 795 102,030
Raytheon Technologies Corp. ..... 7,220 557,889
Regeneron Pharmaceuticals, Inc.
(d)
.. 7 3,312
Reinvent Technology Partners Z
(d)
... 4,896 50,208
RingCentral, Inc., Class A
(d)
....... 308 91,747
Rockwell Automation, Inc. ........ 23 6,105
Rotor Acquisition Corp.
(d)
......... 1,371 13,723
Rotor Acquisition Corp.
(c)(d)
........ 740 818
Security
Shares
Shares Value
United States (continued)
Sabre Corp.
(d)(f)
............... 245 $ 3,628
salesforce.com, Inc.
(d)
........... 4,867 1,031,171
SBA Communications Corp. ...... 22 6,106
Schlumberger Ltd. ............. 244 6,634
Seagen , Inc.
(d)
................ 444 61,654
Sempra Energy ............... 7,571 1,003,763
Sensata Technologies Holding plc
(d)
. 624 36,161
ServiceNow , Inc.
(d)
............. 904 452,099
Silk Road Medical, Inc.
(d)
......... 1,227 62,148
Sonos , Inc.
(d)
................. 7,855 294,327
Southern Co. (The) ............ 91 5,657
Southwest Airlines Co.
(d)
......... 6,862 418,994
Splunk , Inc.
(d)
................ 771 104,455
Stanley Black & Decker, Inc. ...... 27 5,391
Starbucks Corp. ............... 3,831 418,613
Starwood Property Trust, Inc. ...... 5,840 144,482
Stryker Corp. ................ 361 87,932
Sun Country Airlines Holdings Inc.,
(Acquired 03/17/21, cost $168,478)
(d)
(e)
...................... 7,468 244,198
Sysco Corp. ................. 33 2,598
Target Corp. ................. 48 9,508
Tesla, Inc.
(d)
.................. 15 10,019
Thermo Fisher Scientific, Inc.
(g)
..... 1,716 783,148
Thoma Bravo Advantage, Class A
(d)
. 3,351 35,018
TJX Cos., Inc. (The) ............ 12,443 823,104
T-Mobile US, Inc.
(d)
............. 1,596 199,963
Toll Brothers, Inc. .............. 9,324 528,951
TransDigm Group, Inc.
(d)
......... 337 198,129
Travelers Cos., Inc. (The) ........ 585 87,984
Twilio , Inc., Class A
(d)
........... 538 183,329
Ulta Beauty, Inc.
(d)
............. 534 165,097
Union Pacific Corp. ............ 5,807 1,279,921
United Parcel Service, Inc., Class B . 6,947 1,180,921
United States Steel Corp. ........ 5,986 156,654
UnitedHealth Group, Inc. ......... 5,130 1,908,719
US Bancorp ................. 3,216 177,877
Uwm Holdings Corp. (Acquired
01/20/21, cost $ 182,088)
(d)(e)
.... 10,475 83,067
Vail Resorts, Inc.
(d)
............. 53 15,458
Valero Energy Corp. ............ 6,668 477,429
Verizon Communications, Inc. ..... 265 15,410
Vertex Pharmaceuticals, Inc.
(d)
..... 1,294 278,068
Vertiv Holdings Co. ............ 2,886 57,720
Vertiv Holdings Co. (Acquired 02/04/20,
cost $391,550)
(d)(e)
........... 39,155 783,100
VF Corp. ................... 79 6,314
Visa, Inc., Class A ............. 1,088 230,362
VMware, Inc., Class A
(d)(f)
......... 5,789 870,955
Vulcan Materials Co. ........... 5,377 907,369
Walmart, Inc. ................. 4,953 672,766
Walt Disney Co. (The)
(d)
......... 6,391 1,179,267
Wayfair, Inc., Class A
(d)
.......... 117 36,826
Western Digital Corp. ........... 1,580 105,465
Weyerhaeuser Co. ............. 2,227 79,281
Workday, Inc., Class A
(d)
......... 298 74,032
Wynn Resorts Ltd.
(d)
............ 1,519 190,437
Xilinx, Inc. ................... 721 89,332
Yum! Brands, Inc. ............. 31 3,354
Zoetis, Inc. .................. 712 112,126
Zoom Video Communications, Inc.,
Class A
(d)
................. 53 17,028

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
United States (continued)
Zscaler , Inc.
(d)
................ 1,097 $ 188,322
91,372,159
Total Common Stocks — 68.8%
(Cost: $103,959,666) ............................. 137,552,662
Par (000)
Pa r (000)
Corporate Bonds — 4.6%
Australia — 0.4%
Quintis Australia Pty. Ltd.
(a)(c)(h)
:
0.00%, (0.00% Cash or 8.00% PIK),
10/01/26 ............... USD 411 394,744
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 414,143
Westpac Banking Corp., 2.96%
,
11/16/40 .................. 14 13,024
821,911
Belgium — 0.0%
Anheuser-Busch InBev Worldwide, Inc.,
4.50%
,
06/01/50 ............ 19 21,558
Brazil — 0.0%
Petrobras Global Finance BV, 5.60%
,
01/03/31 ................. 44 46,376
Canada — 0.0%
(a)
1011778 BC ULC:
4.38%, 01/15/28 ............ 3 3,014
4.00%, 10/15/30 ............ 21 20,265
Bombardier, Inc., 6.13%
,
01/15/23 .. 5 5,207
Brookfield Residential Properties, Inc.,
6.25%
,
09/15/27 ............ 3 3,131
Mattamy Group Corp., 4.63%
,
03/01/30 36 35,758
67,375
China — 0.0%
China Milk Products Group Ltd., 0.00%
,
01/05/12
(d)( i )(j)(k)
.............. 300 300
Germany — 0.1%
(a)
Douglas GmbH, 6.00%
,
04/08/26 ... EUR 127 145,791
Kirk Beauty SUN GmbH, 8.25%
,
10/01/26
(b)
................ 100 111,419
257,210
Greece — 0.1%
Ellaktor Value plc, 6.38%
,
12/15/24
(a)
. 135 146,441
India — 0.0%
REI Agro Ltd.
(d)( i )(j)
:
5.50%, 11/13/14
(a)
........... USD 220 2,115
5.50%, 11/13/14
(c)
........... 152 —
2,115
Italy — 0.2%
Forno d'Asolo SpA , (EURIBOR 3 Month
+ 5.50%), 5.50%
,
04/30/27
(a)(b)
... EUR 178 194,888
KME SE, 6.75%
,
02/01/23 ........ 100 99,401
294,289
Security
Par (000)
Par (000) Value
Luxembourg — 0.2%
(a)
Garfunkelux Holdco 3 SA, 7.75%
,
11/01/25 .................. GBP 100 $ 142,446
Intelsat Jackson Holdings SA, 8.00%
,
02/15/24
(l)
................. USD 179 185,265
327,711
Peru — 0.0%
Hudbay Minerals, Inc., 6.13%
,
04/01/29
(a)
................ 3 3,202
South Korea — 0.0%
Clark Equipment Co., 5.88%
,
06/01/25
(a)
................ 6 6,349
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/21
(a)(c)(d)( i )(j)
............. 800 75,040
United Arab Emirates — 0.0%
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 4 4,082
United Kingdom — 0.4%
BAT Capital Corp., 3.98%
,
09/25/50 . 26 24,366
British Airways Pass-Through Trust
(a)
:
Series 2020-1, Class B, 8.38%,
11/15/28 ............... 28 31,332
Series 2020-1, Class A, 4.25%,
11/15/32 ............... 13 13,502
Lloyds Banking Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.40%), 2.71%
,
12/03/35
(b)
................ GBP 221 303,959
Modulaire Global Finance plc, 6.50%
,
02/15/23 ................. EUR 273 325,126
Vodafone Group plc:
4.25%, 09/17/50 ............ USD 15 16,525
(USD Swap Semi 5 Year + 4.87%),
7.00%, 04/04/79
(b)
......... 3 3,618
718,428
United States — 3.2%
7-Eleven, Inc., 2.80%
,
02/10/51
(a)
... 18 16,121
AbbVie, Inc., 4.25%
,
11/21/49 ..... 5 5,658
Acadia Healthcare Co., Inc.
(a)
:
5.50%, 07/01/28 ............ 15 15,791
5.00%, 04/15/29 ............ 6 6,227
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 22 23,182
Air Lease Corp., 3.13%
,
12/01/30 ... 39 38,884
Albertsons Cos., Inc.:
5.75%, 03/15/25 ............ 3 3,098
3.50%, 03/15/29
(a)
........... 95 90,406
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
154 166,320
Altria Group, Inc.:
3.40%, 02/04/41 ............ 9 8,350
3.70%, 02/04/51 ............ 18 16,399
Amazon.com, Inc., 2.50%
,
06/03/50 . 18 16,100
AMC Networks, Inc.:
5.00%, 04/01/24 ............ 2 2,025
4.75%, 08/01/25 ............ 3 3,077
American Tower Corp.:
3.10%, 06/15/50 ............ 9 8,274
2.95%, 01/15/51 ............ 18 15,913
AMN Healthcare, Inc., 4.00%
,
04/15/29
(a)
................ 7 6,965
Anthem, Inc., 3.13%
,
05/15/50 ..... 9 8,588

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Apple, Inc., 2.65%
,
02/08/51 ...... USD 18 $ 16,448
Aramark Services, Inc.:
4.75%, 06/01/26 ............ 4 4,112
5.00%, 02/01/28
(a)
........... 9 9,340
AT&T, Inc., 3.30%
,
02/01/52 ...... 18 16,212
Avantor Funding, Inc., 4.63%
,
07/15/28
(a)
................ 22 22,976
Ball Corp., 2.88%
,
08/15/30 ....... 7 6,743
Bank of America Corp.
(b)
:
(LIBOR USD 3 Month + 3.15%),
4.08%, 03/20/51 .......... 8 8,882
Series N, (SOFR + 1.65%), 3.48%,
03/13/52 ............... 16 16,304
Bausch Health Americas, Inc., 9.25%
,
04/01/26
(a)
................ 5 5,540
Bausch Health Cos., Inc.
(a)
:
9.00%, 12/15/25 ............ 5 5,432
7.00%, 01/15/28 ............ 3 3,257
6.25%, 02/15/29 ............ 10 10,630
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 9 9,699
Boise Cascade Co., 4.88%
,
07/01/30
(a)
4 4,190
Bristow Group, Inc., 6.88%
,
03/01/28
(a)
35 34,887
Broadcom, Inc.
(a)
:
1.95%, 02/15/28 ............ 10 9,775
3.75%, 02/15/51 ............ 26 24,862
Buckeye Partners LP:
4.15%, 07/01/23 ............ 1 1,026
4.35%, 10/15/24 ............ 9 9,247
4.13%, 03/01/25
(a)
........... 47 47,954
Builders FirstSource , Inc., 6.75%
,
06/01/27
(a)
................ 3 3,229
BY Crown Parent LLC, 4.25%
,
01/31/26
(a)
................ 4 4,154
Caesars Entertainment, Inc.
(a)
:
6.25%, 07/01/25 ............ 119 126,856
8.13%, 07/01/27 ............ 65 71,678
Caesars Resort Collection LLC, 5.75%
,
07/01/25
(a)
................ 24 25,327
Calpine Corp.
(a)
:
4.50%, 02/15/28 ............ 4 4,033
5.13%, 03/15/28 ............ 12 12,056
Carrier Global Corp., 3.58%
,
04/05/50 35 34,370
CCO Holdings LLC, 4.75%
,
03/01/30
(a)
12 12,435
Cedar Fair LP:
5.50%, 05/01/25
(a)
........... 4 4,210
5.38%, 04/15/27 ............ 2 2,050
5.25%, 07/15/29 ............ 2 2,056
Centene Corp., 4.25%
,
12/15/27 ... 11 11,571
Charter Communications Operating
LLC:
2.80%, 04/01/31 ............ 122 120,400
3.50%, 06/01/41 ............ 17 16,123
3.70%, 04/01/51 ............ 6 5,612
Cheniere Energy Partners LP:
5.63%, 10/01/26 ............ 5 5,229
4.50%, 10/01/29 ............ 5 5,185
Cheniere Energy, Inc., 4.63%
,
10/15/28
(a)
................ 33 34,272
Chesapeake Energy Corp.
(a)
:
5.50%, 02/01/26 ............ 39 40,595
5.88%, 02/01/29 ............ 8 8,480
Chobani LLC, 4.63%
,
11/15/28
(a)
... 4 4,080
Security
Par (000)
Par (000) Value
United States (continued)
Churchill Downs, Inc., 5.50%
,
04/01/27
(a)
................ USD 3 $ 3,136
Citigroup, Inc.
(b)
:
(SOFR + 3.91%), 4.41%, 03/31/31 51 58,202
(SOFR + 4.55%), 5.32%, 03/26/41 12 15,450
Clean Harbors, Inc., 4.88%
,
07/15/27
(a)
2 2,110
CommScope , Inc., 7.13%
,
07/01/28
(a)
14 14,869
Community Health Systems, Inc.,
8.00%
,
03/15/26
(a)
........... 15 16,219
Crown Castle International Corp.,
3.25%
,
01/15/51 ............ 6 5,523
CrownRock LP, 5.63%
,
10/15/25
(a)
.. 6 6,121
CSC Holdings LLC, 4.63%
,
12/01/30
(a)
200 196,723
CVS Health Corp., 5.05%
,
03/25/48 . 5 6,138
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 2 2,103
DaVita, Inc.
(a)
:
4.63%, 06/01/30 ............ 73 74,377
3.75%, 02/15/31 ............ 117 111,586
DCP Midstream Operating LP, 5.38%
,
07/15/25 ................. 2 2,167
Dell International LLC, 8.35%
,
07/15/46
(a)
................ 11 16,735
DISH DBS Corp., 7.75%
,
07/01/26 .. 5 5,519
Elanco Animal Health, Inc.
(l)
:
4.91%, 08/27/21 ............ 2 2,018
5.90%, 08/28/28 ............ 3 3,401
Emergent BioSolutions , Inc., 3.88%
,
08/15/28
(a)
................ 4 3,910
Encompass Health Corp., 4.50%
,
02/01/28 ................. 3 3,072
Endeavor Energy Resources LP
(a)
:
6.63%, 07/15/25 ............ 2 2,137
5.50%, 01/30/26 ............ 2 2,076
5.75%, 01/30/28 ............ 8 8,451
Endo Luxembourg Finance Co. I Sarl ,
6.13%
,
04/01/29
(a)
........... 18 18,158
Energizer Holdings, Inc.
(a)
:
4.75%, 06/15/28 ............ 9 9,281
4.38%, 03/31/29 ............ 5 5,018
Energy Transfer Operating LP, 5.00%
,
05/15/50 ................. 16 16,548
Enterprise Products Operating LLC,
3.20%
,
02/15/52 ............ 27 24,629
Equinix , Inc., 2.95%
,
09/15/51 ..... 18 15,847
Ford Motor Co.:
9.00%, 04/22/25 ............ 8 9,689
9.63%, 04/22/30 ............ 2 2,791
Forestar Group, Inc.
(a)
:
8.00%, 04/15/24 ............ 24 25,050
5.00%, 03/01/28 ............ 97 100,668
Freeport-McMoRan, Inc.:
5.00%, 09/01/27 ............ 6 6,376
4.63%, 08/01/30 ............ 11 11,970
Fresh Market, Inc. (The), 9.75%
,
05/01/23
(a)
................ 26 26,748
Frontier Communications Corp.:
10.50%, 09/15/22
(d)(j)
......... 87 59,486
6.75%, 05/01/29
(a)
........... 18 18,985
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 7 7,457
GCI LLC, 4.75%
,
10/15/28
(a)
...... 12 12,285
General Electric Co., 4.35%
,
05/01/50 20 22,199
General Motors Co., 5.95%
,
04/01/49 17 21,572

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
General Motors Financial Co., Inc.,
2.70%
,
08/20/27 ............ USD 69 $ 70,295
Genesis Energy LP, 8.00%
,
01/15/27 10 10,125
Gilead Sciences, Inc., 2.80%
,
10/01/50 18 15,998
Graham Packaging Co., Inc., 7.13%
,
08/15/28
(a)
................ 3 3,191
Gray Television, Inc., 7.00%
,
05/15/27
(a)
4 4,350
Great Western Petroleum LLC, 12.00%
,
09/01/25
(a)
................ 9 8,010
Herc Holdings, Inc., 5.50%
,
07/15/27
(a)
2 2,128
Hess Corp.:
4.30%, 04/01/27 ............ 36 39,234
5.60%, 02/15/41 ............ 14 16,151
Hilton Domestic Operating Co., Inc.:
4.88%, 01/15/30 ............ 4 4,243
4.00%, 05/01/31
(a)
........... 7 7,000
3.63%, 02/15/32
(a)
........... 113 109,678
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 3 3,131
Hologic , Inc., 3.25%
,
02/15/29
(a)
.... 69 68,138
Howard Hughes Corp. (The)
(a)
:
5.38%, 08/01/28 ............ 54 56,767
4.13%, 02/01/29 ............ 29 28,354
4.38%, 02/01/31 ............ 32 31,340
Hughes Satellite Systems Corp.,
7.63%
,
06/15/21 ............ 19 19,219
iHeartCommunications , Inc.:
6.38%, 05/01/26 ............ 6 6,182
5.25%, 08/15/27
(a)
........... 3 3,086
4.75%, 01/15/28
(a)
........... 2 2,015
Iron Mountain, Inc.
(a)
:
4.88%, 09/15/27 ............ 3 3,069
5.25%, 03/15/28 ............ 2 2,077
5.25%, 07/15/30 ............ 72 74,290
4.50%, 02/15/31 ............ 83 82,054
Jaguar Holding Co. II/PPD
Development LP, 5.00%
,
06/15/28
(a)
6 6,249
JBS USA LUX SA
(a)
:
6.75%, 02/15/28 ............ 4 4,370
6.50%, 04/15/29 ............ 6 6,777
Joseph T Ryerson & Son, Inc., 8.50%
,
08/01/28
(a)
................ 6 6,720
JPMorgan Chase & Co., (SOFR +
2.44%), 3.11%
,
04/22/51
(b)
..... 16 15,670
Kinder Morgan, Inc., 3.60%
,
02/15/51 26 24,226
Kraft Heinz Foods Co., 5.00%
,
07/15/35 ................. 2 2,302
Kroger Co. (The), 3.95%
,
01/15/50 .. 8 8,644
L Brands, Inc.:
5.25%, 02/01/28 ............ 3 3,218
6.63%, 10/01/30
(a)
........... 3 3,425
Lamar Media Corp., 4.88%
,
01/15/29 3 3,127
Lamb Weston Holdings, Inc., 4.88%
,
11/01/26
(a)
................ 4 4,137
Legends Hospitality Holding Co. LLC,
5.00%
,
02/01/26
(a)
........... 4 4,070
Level 3 Financing, Inc.
(a)
:
4.25%, 07/01/28 ............ 144 145,628
3.63%, 01/15/29 ............ 77 74,594
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 37 37,004
Lowe's Cos., Inc., 3.00%
,
10/15/50 .. 9 8,394
Lumen Technologies, Inc.
(a)
:
5.13%, 12/15/26 ............ 4 4,213
Security
Par (000)
Par (000) Value
United States (continued)
4.00%, 02/15/27 ............ USD 4 $ 4,086
LYB International Finance III LLC,
3.63%
,
04/01/51 ............ 6 5,910
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(a)
........... 56 59,479
6.50%, 09/15/26 ............ 3 3,133
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 3 3,184
Mauser Packaging Solutions Holding
Co., 7.25%
,
04/15/25
(a)
........ 10 10,000
McDonald's Corp., 4.45%
,
09/01/48 . 44 51,310
Meritor, Inc., 6.25%
,
06/01/25
(a)
.... 15 15,975
MGM Growth Properties Operating
Partnership LP:
5.63%, 05/01/24 ............ 5 5,367
4.63%, 06/15/25
(a)
........... 8 8,438
5.75%, 02/01/27 ............ 2 2,205
3.88%, 02/15/29
(a)
........... 28 27,891
MGM Resorts International:
6.75%, 05/01/25 ............ 3 3,232
5.50%, 04/15/27 ............ 4 4,300
Michaels Stores, Inc., 8.00%
,
07/15/27
(a)
................ 18 19,890
Molina Healthcare, Inc., 3.88%
,
11/15/30
(a)
................ 10 10,288
Morgan Stanley, (SOFR + 1.43%),
2.80%
,
01/25/52
(b)
........... 9 8,284
Motorola Solutions, Inc., 5.50%
,
09/01/44 ................. 13 15,761
MPT Operating Partnership LP:
5.00%, 10/15/27 ............ 6 6,312
4.63%, 08/01/29 ............ 3 3,156
Nationstar Mortgage Holdings, Inc.
(a)
:
5.50%, 08/15/28 ............ 17 17,069
5.13%, 12/15/30 ............ 10 9,862
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 21 21,739
Nexstar Broadcasting, Inc.
(a)
:
5.63%, 07/15/27 ............ 5 5,241
4.75%, 11/01/28 ............ 26 26,274
NRG Energy, Inc.:
5.75%, 01/15/28 ............ 4 4,250
5.25%, 06/15/29
(a)
........... 6 6,420
NuStar Logistics LP, 5.75%
,
10/01/25 67 71,725
ONEOK Partners LP, 4.90%
,
03/15/25 79 87,752
Oracle Corp., 3.95%
,
03/25/51 ..... 54 55,667
Outfront Media Capital LLC
(a)
:
6.25%, 06/15/25 ............ 3 3,172
5.00%, 08/15/27 ............ 3 3,030
Park Intermediate Holdings LLC,
5.88%
,
10/01/28
(a)
........... 9 9,542
Parsley Energy LLC, 5.63%
,
10/15/27
(a)
3 3,251
PBF Holding Co. LLC, 9.25%
,
05/15/25
(a)
................ 26 26,545
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 10 10,750
PG&E Corp.:
5.00%, 07/01/28 ............ 47 49,654
5.25%, 07/01/30 ............ 9 9,540
Picasso Finance Sub, Inc., 6.13%
,
06/15/25
(a)
................ 9 9,563
Pilgrim's Pride Corp., 5.88%
,
09/30/27
(a)
................ 4 4,287

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Pioneer Natural Resources Co., 1.90%
,
08/15/30 ................. USD 57 $ 52,900
Pitney Bowes, Inc.
(a)
:
6.88%, 03/15/27 ............ 33 32,711
7.25%, 03/15/29 ............ 30 29,668
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 17 16,748
Post Holdings, Inc., 4.63%
,
04/15/30
(a)
13 13,033
Prime Security Services Borrower
LLC
(a)
:
3.38%, 08/31/27 ............ 9 8,730
6.25%, 01/15/28 ............ 4 4,164
Quicken Loans LLC
(a)
:
3.63%, 03/01/29 ............ 88 84,700
3.88%, 03/01/31 ............ 95 91,438
Quicken Loans, Inc., 5.25%
,
01/15/28
(a)
14 14,700
Radiate Holdco LLC, 4.50%
,
09/15/26
(a)
21 21,236
Reynolds Group Issuer, Inc., 4.00%
,
10/15/27
(a)
................ 4 3,920
Royalty Pharma plc, 3.55%
,
09/02/50
(a)
17 16,200
Scientific Games International, Inc.,
5.00%
,
10/15/25
(a)
........... 2 2,071
SeaWorld Parks & Entertainment, Inc.,
9.50%
,
08/01/25
(a)
........... 9 9,781
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 152 161,540
Service Properties Trust:
5.00%, 08/15/22 ............ 95 96,419
4.50%, 06/15/23 ............ 70 71,110
7.50%, 09/15/25 ............ 10 11,364
Shea Homes LP, 4.75%
,
04/01/29
(a)
. 21 21,241
Shift4 Payments LLC, 4.63%
,
11/01/26
(a)
................ 2 2,075
Sirius XM Radio, Inc.
(a)
:
5.00%, 08/01/27 ............ 7 7,343
5.50%, 07/01/29 ............ 5 5,406
4.13%, 07/01/30 ............ 69 69,080
Six Flags Entertainment Corp., 4.88%
,
07/31/24
(a)
................ 4 4,038
SM Energy Co.:
1.50%, 07/01/21
( i )
........... 49 48,515
10.00%, 01/15/25
(a)
.......... 44 49,500
Spirit Loyalty Cayman Ltd., 8.00%
,
09/20/25
(a)
................ 9 10,694
Standard Industries, Inc.
(a)
:
5.00%, 02/15/27 ............ 2 2,085
4.38%, 07/15/30 ............ 12 12,108
3.38%, 01/15/31 ............ 5 4,738
Steel Dynamics, Inc., 3.25%
,
10/15/50 17 15,864
Stericycle, Inc., 3.88%
,
01/15/29
(a)
.. 4 3,950
Summit Materials LLC, 5.25%
,
01/15/29
(a)
................ 6 6,263
Sunoco LP:
6.00%, 04/15/27 ............ 3 3,139
4.50%, 05/15/29
(a)
........... 10 9,962
Talen Energy Supply LLC, 7.63%
,
06/01/28
(a)
................ 63 63,787
Targa Resources Partners LP:
5.88%, 04/15/26 ............ 4 4,187
5.38%, 02/01/27 ............ 2 2,074
6.50%, 07/15/27 ............ 4 4,347
6.88%, 01/15/29 ............ 4 4,407
4.00%, 01/15/32
(a)
........... 84 79,004
TEGNA, Inc., 4.75%
,
03/15/26
(a)
.... 16 16,980
Security
Par (000)
Par (000) Value
United States (continued)
Teleflex, Inc., 4.63%
,
11/15/27 ..... USD 2 $ 2,117
Tenet Healthcare Corp.:
4.63%, 07/15/24 ............ 6 6,124
4.63%, 09/01/24
(a)
........... 3 3,086
5.13%, 05/01/25 ............ 6 6,084
4.88%, 01/01/26
(a)
........... 9 9,358
6.25%, 02/01/27
(a)
........... 7 7,391
4.63%, 06/15/28
(a)
........... 8 8,200
Terex Corp., 5.63%
,
02/01/25
(a)
.... 3 3,084
T-Mobile USA, Inc.
(a)
:
4.50%, 04/15/50 ............ 8 8,983
3.30%, 02/15/51 ............ 17 15,888
TransDigm , Inc.:
6.25%, 03/15/26
(a)
........... 299 317,000
6.38%, 06/15/26 ............ 4 4,135
Travel + Leisure Co., 6.63%
,
07/31/26
(a)
28 31,790
Uber Technologies, Inc., 6.25%
,
01/15/28
(a)
................ 5 5,446
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%,
01/15/26 ............... 5 5,187
Series 2020-1, Class A, 5.88%,
10/15/27 ............... 164 181,758
United Rentals North America, Inc.:
5.50%, 05/15/27 ............ 4 4,266
4.88%, 01/15/28 ............ 7 7,374
3.88%, 02/15/31 ............ 20 20,100
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 82 85,485
UnitedHealth Group, Inc.:
2.90%, 05/15/50 ............ 9 8,618
3.13%, 05/15/60 ............ 17 16,689
US Concrete, Inc., 5.13%
,
03/01/29
(a)
16 16,480
Verizon Communications, Inc.:
2.88%, 11/20/50 ............ 21 18,664
3.55%, 03/22/51 ............ 36 35,950
3.70%, 03/22/61 ............ 25 24,703
ViacomCBS , Inc., 4.95%
,
05/19/50 .. 14 16,410
VICI Properties LP, 3.50%
,
02/15/25
(a)
29 29,526
Vistra Operations Co. LLC
(a)
:
5.63%, 02/15/27 ............ 93 96,662
5.00%, 07/31/27 ............ 6 6,180
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 25 25,625
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ 2 2,112
Williams Scotsman International, Inc.,
4.63%
,
08/15/28
(a)
........... 4 4,075
WPX Energy, Inc.:
5.25%, 10/15/27 ............ 3 3,197
4.50%, 01/15/30 ............ 3 3,230
Wyndham Hotels & Resorts, Inc.,
4.38%
,
08/15/28
(a)
........... 10 10,115
Wynn Las Vegas LLC, 5.25%
,
05/15/27
(a)
................ 3 3,141
Wynn Resorts Finance LLC
(a)
:
7.75%, 04/15/25 ............ 2 2,168
5.13%, 10/01/29 ............ 3 3,071
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 20 20,873
XHR LP, 6.38%
,
08/15/25
(a)
....... 65 68,656
Yum! Brands, Inc.:
4.75%, 01/15/30
(a)
........... 3 3,172
3.63%, 03/15/31 ............ 25 24,031

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ USD 3 $ 2,948
6,358,494
Total Corporate Bonds — 4.6%
(Cost: $10,495,282) .............................. 9,150,881
Floating Rate Loan Interests — 2.1%
Canada — 0.1%
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 3 Month +
5.00%), 5.00%
,
 12/22/25
(b)
..... EUR 190 222,257
France — 0.1%
Babar Bidco , Facility Term Loan B,
(EURIBOR 3 Month + 5.00%),
5.00%
,
 11/17/27
(b)
........... 214 251,063
Germany — 0.1%
HSE24, Term Loan, (EURIBOR 3
Month + 0.00%), 0.00%
,
 01/01/28
(b)
(c)
...................... 218 254,052
Netherlands — 0.4%
(b)
Boels Topholding BV, Facility Term
Loan B, (EURIBOR 3 Month +
4.00%), 4.00%
,
 02/06/27 ...... 250 293,574
Cypher Bidco BV, Term Loan,
01/01/28
(m)
................ 154 164,278
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 01/31/29 ............ 311 362,344
820,196
United States — 1.4%
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
6.00%), 6.75%
,
 02/02/26
(b)(c)
.... USD 75 74,625
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.00%), 3.50% - 5.25%
,
 09/19/24
(b)
14 13,937
athenahealth , Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.45%
,
 02/11/26
(b)
........... 21 21,017
Avantor Funding, Inc., Term Loan B4,
(LIBOR USD 1 Month + 2.25%),
3.25%
,
 11/08/27
(b)
........... 15 14,536
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 12/15/27
(b)
........... 22 21,977
Avaya, Inc., Term Loan B2, 12/15/27
(b)
(m)
...................... 15 14,989
BCA Central Ltd., Facility Term
Loan A, (EUR002M + 0.00%),
5.50%
,
 04/29/23
(b)
........... EUR 167 197,860
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(b)
........... USD 20 19,900
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
4.50%), 4.61%
,
 07/21/25
(b)
..... 36 35,865
City Brewing Co., LLC, Term Loan,
0.00%
,
 03/01/26
(b)(c)
.......... 32 31,920
Security
Par (000)
Par (000) Value
United States (continued)
Douglas Dynamics LLC, Term Loan
B, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/08/26
(b)
........... USD 10 $ 9,994
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 02/06/26
(b)
..... 22 21,808
Ecl Entertainment, LLC, Term Loan,
0.00%
,
 01/01/28
(b)(c)
.......... 50 50,000
Flexera Software LLC, 1st Lien Term
Loan B1, 03/03/28
(b)(m)
........ 22 21,957
Foundation Building Materials, Inc., 1st
Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%, 01/31/28
(b)
......... 20 19,362
Galaxy Universal LLC, Term Loan,
0.00%
,
 01/01/28
(b)
........... 63 61,875
Gentiva Health Services, Inc., 1st Lien
Term Loan B1, 07/02/25
(b)(m)
..... 57 56,112
Herschend Entertainment Co., LLC,
Term Loan, (LIBOR USD 3 Month +
5.75%), 6.75%
,
 08/25/25
(b)(c)
.... 91 91,903
Hilton Worldwide Finance LLC, Term
Loan B2, (LIBOR USD 1 Month +
1.75%), 1.86%
,
 06/22/26
(b)
..... 151 149,406
Informatica LLC, Term Loan, 02/25/27
(b)
(m)
...................... 59 58,153
IRB Holding Corp., Term Loan,
12/15/27
(b)(m)
............... 84 83,973
LATAM, Facility Term Loan:
(LIBOR USD 3 Month + 0.00%),
0.00%, 01/01/28
(b)(c)
........ 259 260,312
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Week +
3.75%), 4.50%
,
 12/17/27
(b)
..... 25 24,804
LBM Acquisition LLC, Delayed Draw 1st
Lien Term Loan, 12/17/27
(b)(m)
.... 6 5,512
Leslie's Poolmart , Inc.,Term Loan,
03/09/28
(b)(m)
............... 62 61,586
LogMeIn, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.85%
,
 08/31/27
(b)
........... 75 74,555
Luxembourg Life Fund, Term Loan G,
0.00% - 10.00%
,
 01/01/28
(c)(n)
... 93 95,888
McAfee LLC, Term Loan B, 09/30/24
(b)
(m)
...................... 22 21,932
Opendoor , Term Loan, 01/23/26
(c)(m)(n)
60 60,467
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 4.00%
,
 12/28/27
(b)
..... 48 47,670
Peraton Corp., 1st Lien Term Loan B,
02/01/28
(b)(m)
............... 17 17,324
Peraton Corp., 2nd Lien Term Loan B1,
02/26/29
(b)(c)(m)
.............. 14 14,210
Peraton Corp., Term Loan, 02/01/28
(b)(m)
31 30,489
PG&E Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
3.50%
,
 06/23/25
(b)
........... 49 48,526
Playtika Holding Corp., Term Loan B1,
03/13/28
(b)(m)
............... 125 124,219
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(b)
90 89,588
Realpage , Inc., Term Loan, 02/18/28
(b)
(m)
...................... 53 52,728

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Select Medical Corp., Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.36%
,
 03/06/25
(b)
........... USD 15 $ 14,478
Shearer's Foods LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 06/30/21
(b)
........... 31 30,449
Signal Parent, Inc., Term Loan B,
03/24/28
(b)(c)(m)
.............. 50 49,625
Surf Holdings SARL, 1st Lien Term
Loan, 03/05/27
(b)(m)
........... 66 65,319
The Enterprise Development Authority,
Term Loan B, 02/18/28
(b)(c)(m)
.... 111 111,278
Triton Water Holdings, Inc., 1st Lien
Term Loan, 03/31/28
(b)(m)
....... 45 44,789
UKG, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.00%
,
 05/04/26
(b)
........... 35 34,913
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.11%
,
 02/28/27
(b)
........... 22 21,844
Western Digital Corp., Term Loan B4,
(LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/29/23
(b)
........... 22 21,963
White Cap Buyer LLC, Term Loan,
(LIBOR USD 6 Month + 4.00%),
4.50%
,
 10/19/27
(b)
........... 134 133,331
WIN Waste Innovations Holdings Inc.,
Term Loan, 03/24/28
(b)(m)
....... 16 15,940
Woof Holdings, Inc., 1st Lien Term
Loan, 12/21/27
(b)(m)
........... 15 14,507
2,659,415
Total Floating Rate Loan Interests — 2.1%
(Cost: $4,116,787) .............................. 4,206,983
Foreign Government Obligations — 6.0%
Argentina — 0.1%
Argentine Republic (The):
1.00%, 07/09/29 ............ 30 10,573
0.12%, 07/09/30
(l)
........... 295 98,159
0.12%, 07/09/35
(l)
........... 331 97,553
0.12%, 01/09/38
(l)
........... 119 43,284
249,569
Australia — 0.6%
Commonwealth of Australia, 3.00%
,
03/21/47 ................. AUD 1,405 1,134,886
Brazil — 0.2%
Federative Republic of Brazil, 10.00%
,
01/01/27 ................. BRL 2 312,310
China — 2.5%
People's Republic of China:
3.29%, 05/23/29 ............ CNY 16,170 2,469,503
2.68%, 05/21/30 ............ 17,290 2,514,205
4,983,708
Germany — 0.1%
Federal Republic of Germany, 0.00%
,
08/15/50 ................. EUR 191 207,761
Greece — 0.2%
Hellenic Republic, 2.00%
,
04/22/27
(a)
343 441,494
Security
Par (000)
Par (000) Value
Italy — 1.6%
Republic of Italy:
1.35%, 04/01/30 ............ EUR 1,009 $ 1,266,624
0.95%, 08/01/30 ............ 823 997,114
3.85%, 09/01/49
(a)
........... 494 874,370
3,138,108
Japan — 0.7%
Japan Government Bond, 0.40%
,
09/20/49 ................. JPY 171,150 1,444,399
Total Foreign Government Obligations — 6.0%
(Cost: $11,643,107) .............................. 11,912,235
Shares
Shares
Investment Companies — 8.7%
Consumer Discretionary Select Sector
SPDR Fund
(f)
.............. 1,006 169,078
Energy Select Sector SPDR Fund .. 3,186 156,305
Financial Select Sector SPDR Fund . 1,731 58,941
Health Care Select Sector SPDR Fund 1,533 178,962
Industrial Select Sector SPDR Fund . 3,689 363,182
Invesco QQQ Trust, Series 1 ...... 3,300 1,053,129
iShares China Large-Cap ETF
*
..... 3,630 169,376
iShares iBoxx $ High Yield Corporate
Bond ETF
(f)*
............... 12,380 1,079,288
iShares iBoxx $ Investment Grade
Corporate Bond ETF
*
......... 293 38,105
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(f)*
......... 18,201 1,981,725
iShares Latin America 40 ETF
(f)*
.... 2,948 81,394
iShares MSCI Brazil ETF
*
........ 1,750 58,538
iShares MSCI Emerging Markets ETF
(f)*
429 22,883
iShares Nasdaq Biotechnology ETF
(f)*
153 23,036
iShares Russell 2000 ETF
(f)*
...... 6,077 1,342,652
iShares S&P 500 Value ETF
(f)*
..... 1,761 248,724
KraneShares Bosera MSCI China A
ETF
(f)
.................... 1,371 60,653
KraneShares CSI China Internet ETF
(f)
1,005 76,732
SPDR Bloomberg Barclays High Yield
Bond ETF ................. 168 18,278
SPDR EURO STOXX 50 ETF ..... 671 29,866
SPDR Gold Shares
(o)
........... 5,446 871,142
SPDR S&P 500 ETF Trust ........ 23,300 9,234,489
SPDR S&P Oil & Gas Exploration &
Production ETF ............. 1,528 124,288
United States Oil Fund LP
(o)
....... 458 18,563
Total Investment Companies — 8.7%
(Cost: $17,231,632) .............................. 17,459,329
Par (000)
Pa r (000)
Municipal Bonds — 0.2%
Ohio - 0.1%
Buckeye Tobacco Settlement Financing
Authority, Series 2020B-2, RB,
5.00%, 06/01/55 ............ USD 100 112,604
Puerto Rico - 0.1%
Puerto Rico Sales Tax Financing Corp.:
Series 2018A-1, RB,
4.75%, 07/01/53 .......... 12 13,001

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Puerto Rico (continued)
Series 2018A-1, RB,
5.00%, 07/01/58 .......... USD 175 $ 192,388
205,389
Total Municipal Bonds — 0.2%
(Cost: $314,034) ................................ 317,993
Non-Agency Mortgage-Backed Securities — 0.6%
Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
(a)(b)
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes:
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.02%,
12/25/50 ............... 17 17,080
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.02%,
08/25/33 ............... 32 31,922
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.02%,
08/25/33 ............... 20 18,805
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes:
Series 2021-DNA2, Class B1,
(SOFR30A + 3.40%), 3.42%,
08/25/33 ............... 18 17,820
Series 2021-DNA2, Class B2,
(SOFR30A + 6.00%), 6.02%,
08/25/33 ............... 17 16,491
102,118
Commercial Mortgage-Backed Securities — 0.5%
United States — 0.5%
BANK:
Series 2017-BNK8, Class B, 3.93%,
11/15/50
(b)
.............. 13 13,623
Series 2017-BNK9, Class A4,
3.54%, 11/15/54 .......... 17 19,026
BBCMS Trust, Series 2019-CLP, Class
E, (LIBOR USD 1 Month + 2.11%),
2.22%, 12/15/31
(a)(b)
.......... 17 17,000
BX Commercial Mortgage Trust, Series
2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.76%, 10/15/36
(a)
(b)
...................... 94 93,992
BX Trust
(a)(b)
:
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 64 66,475
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 89 88,512
Series 2021-MFM1, Class E,
(LIBOR USD 1 Month + 2.25%),
2.36%, 01/15/34 .......... 20 19,976
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 3.11%,
01/15/34 ............... 40 39,976
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 10,611
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class D, 5.09%,
03/10/47
(a)(b)
............. 10 10,550
Series 2014-GC23, Class AS,
3.86%, 07/10/47 .......... 45 48,454
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-C6, Class A4, 4.41%,
11/10/51 ............... USD 16 $ 18,427
Commercial Mortgage Trust:
Series 2014-CR17, Class C, 4.78%,
05/10/47
(b)
.............. 15 16,195
Series 2014-CR21, Class A3,
3.53%, 12/10/47 .......... 32 34,114
CORE Mortgage Trust, Series 2019-
CORE, Class F, (LIBOR USD 1
Month + 2.35%), 2.46%, 12/15/31
(a)
(b)
...................... 15 15,254
CSAIL Commercial Mortgage Trust:
Series 2016-C5, Class C, 4.63%,
11/15/48
(b)
.............. 10 10,685
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 94 94,993
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 36,258
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR4,
Class A5, 4.03%, 03/10/52 ..... 35 39,223
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2018-WPT, Class DFX, 5.35%,
07/05/33
(a)
................ 18 18,471
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 2.46%, 03/15/38
(a)(b)
.... 117 117,187
Morgan Stanley Bank of America Merrill
Lynch Trust:
Series 2015-C24, Class C, (LIBOR
USD 1 Month + 0.00%), 4.34%,
05/15/48
(b)
.............. 10 10,265
Series 2016-C32, Class A4, 3.72%,
12/15/49 ............... 27 29,769
Morgan Stanley Capital I Trust:
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............. 17 18,287
Series 2020-L4, Class A3, 2.70%,
02/15/53 ............... 29 29,347
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 10,366
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.03%, 08/10/49
(a)(b)
.......... 14 14,276
Wells Fargo Commercial Mortgage
Trust
(b)
:
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 30 32,554
Series 2017-C38, Class C, 3.90%,
07/15/50 ............... 10 10,829
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 25 26,525
1,011,220
Total Non-Agency Mortgage-Backed Securities — 0.6%
(Cost: $1,112,981) .............................. 1,113,338

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Beneficial Interest (000)
Beneficial Interest (000) Value
Other Interests - 0.1%
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(c)(d)(p)
............. USD 166 $ 198,529
Total Other Interests - 0.1%
(Cost: $167,154) .................................. 198,529
Preferred Securities — 2.6%
Par (000)
Pa r (000)
Capital Trusts — 0.3%
United States — 0.3%
(b)
American Express Co., Series C ,
(LIBOR USD 3 Month + 3.29%),
3.47%
(q)
.................. 73 72,340
Charles Schwab Corp. (The), Series
H , (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00%
(q)
............ 39 38,337
Citigroup, Inc., Series Q , (LIBOR USD
3 Month + 4.10%), 4.29%
(q)
..... 101 101,030
General Motors Financial Co., Inc.,
Series C , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.00%), 5.70%
(q)
....... 12 12,960
Morgan Stanley, Series H , (LIBOR USD
3 Month + 3.61%), 3.85%
(q)
..... 84 84,126
Prudential Financial, Inc.:
(LIBOR USD 3 Month + 3.92%),
5.63%, 06/15/43 .......... 44 47,152
(LIBOR USD 3 Month + 4.18%),
5.87%, 09/15/42 .......... 64 67,583
USB Capital IX , (LIBOR USD 3 Month
+ 1.02%), 3.50%
(q)
........... 31 29,760
Wells Fargo & Co. , (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.45%), 3.90%
(q)
41 41,406
494,694
Total Capital Trusts — 0.3%
(Cost: $489,690) ................................ 494,694
Shares
Shares
Preferred Stocks — 2.2%
Brazil — 0.0%
Centrais Eletricas Brasileiras SA
(Preference) ............... 330 2,029
Itau Unibanco Holding SA (Preference) 7,480 37,143
39,172
China — 0.2%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $272,511)
(c)(e)
..... 2,487 326,984
Germany — 0.1%
Volocopter Gmbh (Acquired 03/03/21,
cost $159,412)
(c)(d)(e)
.......... 30 154,999
Security
Shares
Shares Value
India — 0.0%
Think & Learn Pvt Ltd., Series F
(Acquired 12/11/20, cost $103,122)
(c)
(d)(e)
..................... 32 $ 103,876
Jersey — 0.0%
Loadsmart , Inc., Series C (Acquired
10/05/20, cost $85,987)
(c)(d)(e)
.... 10,057 102,783
United Kingdom — 0.3%
(d)(e)
Arrival Ltd., Series A (Acquired 10/8/20,
cost $252,641) ............. 35,173 537,576
Exscientia Ltd., C-1 (Acquired 02/24/21,
cost $ 80,550)
(c)
............. 46 80,655
618,231
United States — 1.6%
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)( i )
............. 277 311,528
Aptiv plc, Series A, 5.50%
( i )
....... 1,083 170,995
Becton Dickinson and Co., Series B,
6.00%
(f)
.................. 4,094 219,930
Boston Scientific Corp., Series A,
5.50% ................... 713 76,476
C3 ai , Inc., (Acquired 12/6/2020, cost
$175,999)
(d)(e)
.............. 5,293 342,250
Cruise, Series G (Acquired 03/25/21,
cost $76,178)
(c)(d)(e)
........... 2,891 76,178
Databricks , Inc , Series G (Acquired
02/01/21, cost $102,873)
(c)(d)(e)
... 580 92,249
Databricks , Inc., Series F (Acquired
10/22/19, cost $88,431)
(c)(d)(e)
.... 2,059 327,484
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $89,710)
(c)(d)(e)
.... 14,760 89,710
DoubleVerify Holdings, Inc., Series A
(Acquired 11/18/20, cost $55,816)
(c)
(d)(e)
..................... 9,729 72,968
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$69,518)
(c)(d)(e)
.............. 2,103 80,587
Grand Rounds, Inc., Series C (Acquired
03/31/15, cost $127,944)
(c)(e)
.... 46,081 170,500
Grand Rounds, Inc., Series D (Acquired
05/01/18, cost $51,112)
(c)(e)
..... 21,089 77,397
Jumpcloud , Inc., Series E-1 (Acquired
10/30/20, cost $93,611)
(c)(d)(e)
.... 51,330 96,500
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost $243,061)
(c)
(e)
...................... 21,278 250,016
Mount Sinai Genomics, Inc., Sema 4
Series C (Acquired 07/17/20, cost
$82,846)
(c)(e)
............... 135 202,817
Mythic AI Inc., Series C (Acquired
01/26/21, cost $48,256)
(c)(d)(e)
.... 7,024 48,114
Neon Parent, Inc.
(c)(d)
........... 217 76,304
Nuvia , Inc., Series B (Acquired
09/17/20, cost $40,480)
(c)(d)(e)
.... 12,621 103,997
SambaNova Systems, Inc. Series C
(Acquired 02/19/20, cost $91,575)
(c)
(d)(e)
..................... 1,720 133,764
Wells Fargo & Co., Series L, 7.50%
( i )(q)
46 65,201

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
United States (continued)
Zero Mass Water, Inc., Series C-1
(Acquired 05/07/20, cost $70,353)
(c)
(d)(e)
..................... 4,463 $ 74,175
3,159,140
Total Preferred Stocks — 2.2%
(Cost: $3,264,840) .............................. 4,505,185
Trust Preferreds — 0.1%
United States — 0.1%
(b)
Citigroup Capital XIII , (LIBOR USD 3
Month + 6.37%), 6.58%, 10/30/40 5,096 137,082
GMAC Capital Trust I, Series 2 ,
(LIBOR USD 3 Month + 5.79%),
5.98%, 02/15/40 ............ 5,598 142,637
279,719
Total Trust Preferreds — 0.1%
(Cost: $280,385) ................................ 279,719
Total Preferred Securities — 2.6%
(Cost: $4,034,915) .............................. 5,279,598
Rights — 0.0%
Chile — 0.0%
Sociedad Quimica y Minera de Chile
SA (Expires 04/19/21)
(d)(r)
...... 66 205
Total Rights — 0.0%
(Cost: $–) .................................... 205
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 0.1%
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.70%, 09/25/30
(b)
........... USD 17 19,495
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ 100 9,315
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
:
Series K105, Class X1,
1.52% ,  01/25/30 ........ 279 32,222
Series K109, Class X1,
1.58% ,  04/25/30 ........ 118 14,416
Series K116, Class X1,
1.43% ,  07/25/30 ........ 100 11,105
Series K120, Class X1,
1.04% ,  10/25/30 ........ 396 32,984
Series KW09, Class X1,
0.80% ,  05/25/29 ........ 465 25,071
125,113
Total U.S. Government Sponsored Agency Securities
—
0.1%
(Cost: $147,253) ................................ 144,608
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 2.5%
U.S. Treasury Bonds:
1.13%, 05/15/40 - 08/15/40
(o)
.... USD 1,262 $ 1,026,874
2.38%, 11/15/49
(o)
........... 1,135 1,127,099
1.63%, 11/15/50 ............ 157 130,742
U.S. Treasury Inflation Linked Notes:
0.13%, 01/15/30 - 01/15/31 ..... 741 800,346
U.S. Treasury Notes:
2.00%, 11/15/21
(g)(o)
.......... 1,750 1,771,192
1.13%, 02/15/31 ............ 198 187,457
Total U.S. Treasury Obligations — 2.5%
(Cost: $5,226,492) .............................. 5,043,710
Shares
Shares
Warrants — 0.0%
Brazil — 0.0%
(c)(d)
Neon Payments Ltd. (Issued/
exercisable 06/19/20, 1 share for
1 warrant, Expires 04/08/21, Strike
Price USD 1.00) ............ 22 126
Neon Payments Ltd. (Issued/
exercisable 06/25/20, 1 share for
1 warrant, Expires 10/08/21, Strike
Price USD 1.00) ............ 80 457
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
exercisable 11/27/20, 1 share for
1 warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(d)
.......... 36 14
United States — 0.0%
(d)
Climate Change Crisis Real Impact
I Acquisition Corp. (Issued/
exercisable 11/10/20, 1 share for 1
warrant, Expires 09/15/25, Strike
Price USD 11.50) ............ 1,130 3,684
Crown Proptech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 11.50)
(c)
........... 2,120 3,180
Jaws Acquisition Corp. (Issued/
exercisable 07/06/20, 1 share for
1 warrant, Expires 07/06/25, Strike
Price USD 11.50) ............ 950 3,021
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 01/31/26, Strike
Price USD 11.50)
(c)
........... 780 780
Tortoise Acquisition Corp. II (Issued/
exercisable 10/22/20, 1 share for
1 warrant, Expires 06/14/27, Strike
Price USD 11.50) ............ 1,160 3,793
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 510 3,810

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
United States (continued)
Zero Mass Water, Inc., Series C-1
(Acquired 05/08/20, cost $0)
(Issued/exercisable 05/08/20,
1 share for 1 warrant, Expires
11/08/21, Strike Price USD 18.92)
(c)
(e)
...................... 4,463 $ 5,802
Total Warrants — 0.0% ............................ 24,667
Total Long-Term Investments — 97.3%
(Cost: $160,522,996) ............................. 194,473,200
Short-Term Securities — 8.3%
Money Market Funds — 4.4%
(s)
*
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 2,441,011 2,441,011
SL Liquidity Series, LLC, Money Market
Series, 0.16%
(t)
............. 6,272,248 6,274,130
Total Money Market Funds — 4.4%
(Cost: $8,715,407) .............................. 8,715,141
Par (000)
Pa r (000)
Time Deposits — 0.0%
Australia — 0.0%
Brown Brothers Harriman & Co.,
(0.54)%, 04/01/21 ........... AUD —
(u)
80
Canada — 0.0%
Royal Bank of Canada,
0.01%, 04/01/21 ............ CAD 49 38,873
Denmark — 0.0%
Brown Brothers Harriman & Co.,
(0.47)%, 04/06/21 ........... DKK 1 228
Hong Kong — 0.0%
Brown Brothers Harriman & Co.,
(0.06)%, 04/01/21 ........... HKD 7 903
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.31)%, 04/01/21 ........... JPY 18 165
South Africa — 0.0%
Brown Brothers Harriman & Co.,
5.40%, 04/01/21 ............ ZAR 2 134
Sweden — 0.0%
Brown Brothers Harriman & Co.,
(0.26)%, 04/01/21 ........... SEK 1 107
Switzerland — 0.0%
Brown Brothers Harriman & Co.,
(1.85)%, 04/01/21 ........... CHF —
(u)
129
United Kingdom — 0.0%
Citibank NA, 0.01%, 04/01/21 ..... GBP 15 21,158
Total Time Deposits — 0.0%
(Cost: $61,777) ................................ 61,777
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 3.9%
U.S. Treasury Bills
(v)
:
0.00%, 04/27/21 ............ USD 1,400 $ 1,399,985
0.01%, 04/06/21 ............ 2,250 2,249,998
0.02%, 04/13/21 ............ 1,800 1,799,997
0.02%, 06/10/21 ............ 1,500 1,499,949
0.03%, 06/17/21 ............ 500 499,984
0.07%, 04/15/21 ............ 300 299,998
Total U.S. Treasury Obligations — 3.9%
(Cost: $7,749,878) .............................. 7,749,911
Total Short-Term Securities — 8.3%
(Cost: $16,527,062) .............................. 16,526,829
Total Options Purchased — 0.8%
(Cost: $1,355,761) .............................. 1,626,146
Total Investments Before Options Written and Investments Sold
Short — 106.4%
(Cost: $178,405,819) ............................. 212,626,175
Total Options Written — (0.5)%
(Premiums Received — $792,896) ................... (969,134)
Shares
Shares
Investments Sold Short — (0.9)%
Common Stocks — (0.9)%
United States — (0.9)%
Appian Corp.
(d)
............... 3,012 (400,445)
DoorDash , Inc., Class A
(d)
........ 2,498 (327,563)
Hershey Co. (The) ............. 388 (61,366)
JM Smucker Co. (The) .......... 412 (52,130)
Nordstrom, Inc.
(d)
.............. 620 (23,479)
Opendoor Technologies, Inc.
(d)
..... 9,297 (197,004)
Seagate Technology plc ......... 875 (67,156)
Snowflake, Inc., Class A
(d)
........ 1,217 (279,034)
Walgreens Boots Alliance, Inc. ..... 6,011 (330,004)
(1,738,181)
Total Common Stocks — (0.9)%
(Proceeds: $1,900,167) ........................... (1,738,181)
Total Investments Sold Short — (0.9)%
(Proceeds: $1,900,167 ) ........................... (1,738,181)
Total Investments Net of Options Written and Investments Sold
Short — 105.0%
(Cost: $175,712,756) ............................. 209,918,860
Liabilities in Excess of Other Assets — (5.0)% ............ (9,992,141)
Net Assets — 100.0% .............................. $ 199,926,719
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
(d)
Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,179,032, representing 2.59% of its net assets as of period end, and an original cost of $3,595,840.
(f)
All or a portion of this security is on loan.
(g)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Convertible security.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Zero-coupon bond.
(l)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Fixed rate.
(o)
All or a portion of the security is held by a wholly-owned subsidiary.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Perpetual security with no stated maturity date.
(r)
When-issued security.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(u)
Amount is less than 500.
(v)
Rates are discount rates or a range of discount rates as of period end.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 110,670 $ 2,330,341 $ — $ — $ — $ 2,441,011 2,441,011 $ 43 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 6,400,603 — (125,875) (332) (266) 6,274,130 6,272,248 11,081
(b)
—
iShares China Large-Cap ETF .. 252,719 — (83,907) 3,224 (2,660) 169,376 3,630 — —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 2,408,432 — (1,308,400) 28,884 (49,628) 1,079,288 12,380 17,245 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 1,062,634 — (987,480) (13,468) (23,581) 38,105 293 4,127 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 2,370,707 690,664 (908,682) (49,153) (121,811) 1,981,725 18,201 18,311 —
iShares Latin America 40 ETF .. 129,140 — (39,044) 2,741 (11,443) 81,394 2,948 — —
iShares MSCI Brazil ETF ..... 97,012 — (27,827) 1,238 (11,885) 58,538 1,750 — —
iShares MSCI Emerging Markets
ETF .................. 33,120 — (11,200) 1,737 (774) 22,883 429 — —
iShares Nasdaq Biotechnology
ETF .................. 34,691 — (11,293) 2,660 (3,022) 23,036 153 30 —
iShares Russell 2000 ETF ..... 2,452,907 311,303 (1,658,948) 329,886 (92,496) 1,342,652 6,077 2,419 —
iShares S&P 500 Value ETF ... 225,443 — — — 23,281 248,724 1,761 1,210 —
$ 307,417 $ (294,285) $ 13,760,862 $ 54,466 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 1 06/08/21 $ 175 $ 1,363
Euro-OAT ............................................................... 4 06/08/21 760 1,261
Australia 10 Year Bond ...................................................... 5 06/15/21 525 (2,086)
DAX Index .............................................................. 2 06/18/21 881 26,886
EURO STOXX 50 Index ..................................................... 24 06/18/21 1,088 17,538
MSCI Emerging Markets E-Mini Index ............................................ 4 06/18/21 265 (5,511)
Russell 2000 E-mini Index .................................................... 7 06/18/21 778 (46,492)
U.S. Treasury 10 Year Note ................................................... 10 06/21/21 1,310 (965)
(8,006)
Short Contracts
Euro-Bund .............................................................. 7 06/08/21 1,406 (2,735)
FTSE 100 Index .......................................................... 1 06/18/21 92 651
NASDAQ 100 E-Mini Index ................................................... 19 06/18/21 4,974 (11,265)
S&P 500 E-Mini Index ...................................................... 122 06/18/21 24,201 (71,733)
U.S. Treasury 10 Year Ultra Note ............................................... 30 06/21/21 4,316 12,788
U.S. Treasury Long Bond .................................................... 1 06/21/21 155 6,694
U.S. Treasury Ultra Bond .................................................... 16 06/21/21 2,910 12,456
Long Gilt ............................................................... 8 06/28/21 1,407 3,952
U.S. Treasury 2 Year Note .................................................... 53 06/30/21 11,699 7,692
U.S. Treasury 5 Year Note .................................................... 136 06/30/21 16,790 115,935
74,435
$ 66,429
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CNY 40,000 USD 6,082 BNP Paribas SA 04/01/21 $ 11
CNY 5,306,000 USD 806,980 HSBC Bank plc 04/01/21 1,245
GBP 132,000 USD 178,951 Deutsche Bank AG 04/01/21 3,022
USD 775,829 JPY 85,553,000 BNP Paribas SA 04/01/21 3,167
USD 9,195 JPY 1,014,000 JPMorgan Chase Bank NA 04/01/21 37
USD 800,078 JPY 88,507,791 Bank of America NA 04/02/21 730
USD 205,990 EUR 170,000 HSBC Bank plc 04/08/21 6,619
USD 202,779 EUR 169,000 JPMorgan Chase Bank NA 04/09/21 4,576
USD 186,652 EUR 153,985 UBS AG 04/09/21 6,059
CAD 309,000 USD 241,943 Bank of America NA 04/15/21 3,948
GBP 361,000 USD 492,885 Morgan Stanley & Co. International plc 04/15/21 4,806
USD 489,599 EUR 403,555 Goldman Sachs International 04/15/21 16,251
GBP 360,000 USD 491,585 Citibank NA 04/16/21 4,729
USD 295,316 EUR 244,871 Deutsche Bank AG 04/16/21 8,091
GBP 536,000 USD 731,752 Barclays Bank plc 04/22/21 7,219
USD 504,402 BRL 2,664,000 BNP Paribas SA 04/22/21 31,595
USD 830,902 CNY 5,399,000 Barclays Bank plc 04/22/21 9,577
USD 505,595 NOK 4,315,000 JPMorgan Chase Bank NA 04/22/21 1,096
GBP 536,000 USD 731,756 Barclays Bank plc 04/23/21 7,218
USD 753,283 AUD 973,000 Morgan Stanley & Co. International plc 04/23/21 14,160
USD 1,365,802 CNY 8,923,365 HSBC Bank plc 04/29/21 9,051
GBP 427,842 USD 584,698 Deutsche Bank AG 05/06/21 5,187
USD 602,529 CNY 3,919,000 Barclays Bank plc 05/06/21 6,982
USD 841,892 HKD 6,525,000 Citibank NA 05/06/21 2,491
USD 343,787 CNY 2,235,000 JPMorgan Chase Bank NA 05/07/21 4,173
USD 842,236 HKD 6,528,000 Citibank NA 05/13/21 2,435
USD 503,610 EUR 414,610 JPMorgan Chase Bank NA 05/20/21 16,931
USD 596,946 SEK 5,067,000 Bank of America NA 06/03/21 16,445

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 394,756 CNY 2,588,000 Morgan Stanley & Co. International plc 06/09/21 $ 2,496
USD 816,641 CNY 5,357,000 HSBC Bank plc 06/10/21 4,748
USD 401,035 EUR 337,000 Bank of America NA 06/10/21 5,272
USD 339,638 EUR 284,493 Citibank NA 06/10/21 5,537
USD 403,828 CNY 2,637,000 Morgan Stanley & Co. International plc 06/17/21 4,385
GBP 320,472 EUR 373,000 BNP Paribas SA 06/24/21 3,742
GBP 859 EUR 1,000 Citibank NA 06/24/21 10
USD 404,389 CNY 2,650,000 Morgan Stanley & Co. International plc 06/24/21 3,190
JPY 33,195,798 EUR 255,000 Citibank NA 06/25/21 477
USD 505,964 CNY 3,313,000 Morgan Stanley & Co. International plc 06/25/21 4,428
232,136
JPY 86,567,000 USD 834,546 Citibank NA 04/01/21 (52,726)
USD 812,956 CNY 5,346,000 HSBC Bank plc 04/01/21 (1,362)
JPY 88,507,791 USD 853,268 Citibank NA 04/02/21 (53,920)
EUR 327,000 USD 402,393 Citibank NA 04/08/21 (18,896)
JPY 56,345,499 EUR 446,000 UBS AG 04/08/21 (14,162)
JPY 87,372,000 USD 851,811 UBS AG 04/08/21 (62,695)
EUR 222,865 USD 274,254 Citibank NA 04/09/21 (12,879)
EUR 5,135 USD 6,319 JPMorgan Chase Bank NA 04/09/21 (297)
EUR 126,947 USD 152,983 Morgan Stanley & Co. International plc 04/09/21 (4,099)
USD 345,212 INR 25,525,000 JPMorgan Chase Bank NA 04/09/21 (3,354)
EUR 657,476 USD 802,534 JPMorgan Chase Bank NA 04/15/21 (31,351)
JPY 59,174,000 USD 570,373 UBS AG 04/15/21 (35,891)
EUR 250,000 USD 304,597 HSBC Bank plc 04/16/21 (11,356)
JPY 59,112,000 USD 569,776 Morgan Stanley & Co. International plc 04/16/21 (35,849)
AUD 1,311,000 USD 1,006,376 Morgan Stanley & Co. International plc 04/23/21 (10,497)
JPY 63,218,000 USD 607,880 BNP Paribas SA 04/23/21 (36,822)
EUR 140,085 USD 167,039 Morgan Stanley & Co. International plc 04/29/21 (2,679)
MXN 203,707 USD 10,052 BNP Paribas SA 04/29/21 (111)
MXN 9,156,293 USD 451,776 JPMorgan Chase Bank NA 04/29/21 (4,972)
JPY 92,661,817 EUR 735,000 Citibank NA 04/30/21 (25,290)
JPY 62,796,000 USD 606,409 JPMorgan Chase Bank NA 04/30/21 (39,120)
JPY 65,156,000 USD 620,420 Barclays Bank plc 05/06/21 (31,775)
MXN 6,218,000 USD 304,986 BNP Paribas SA 05/06/21 (1,795)
USD 300,721 MXN 6,218,000 Citibank NA 05/06/21 (2,471)
JPY 65,816,000 USD 627,126 Barclays Bank plc 05/07/21 (32,513)
JPY 80,346,000 USD 759,658 BNP Paribas SA 05/13/21 (33,741)
CHF 367,000 USD 413,594 JPMorgan Chase Bank NA 05/14/21 (24,879)
JPY 81,795,000 USD 781,975 JPMorgan Chase Bank NA 05/14/21 (42,961)
EUR 414,610 USD 500,014 JPMorgan Chase Bank NA 05/20/21 (13,335)
JPY 72,039,593 USD 680,982 Citibank NA 05/21/21 (30,072)
JPY 45,503,000 USD 426,785 UBS AG 06/03/21 (15,603)
EUR 707,000 USD 846,768 Citibank NA 06/10/21 (16,488)
JPY 101,337,000 USD 935,374 Morgan Stanley & Co. International plc 06/10/21 (19,590)
EUR 270,000 USD 324,016 Citibank NA 06/11/21 (6,928)
USD 135,187 INR 10,067,000 BNP Paribas SA 06/11/21 (882)
EUR 423,000 USD 505,731 Deutsche Bank AG 06/17/21 (8,897)
EUR 415,292 USD 496,245 JPMorgan Chase Bank NA 06/18/21 (8,453)
HUF 123,669,000 USD 400,788 Bank of America NA 06/18/21 (781)
GBP 277,000 USD 384,175 Citibank NA 06/24/21 (2,206)
CAD 1,085,000 USD 869,208 Goldman Sachs International 06/25/21 (5,741)
JPY 85,553,000 USD 776,600 BNP Paribas SA 07/08/21 (3,225)
USD 801,023 CNY 5,306,000 HSBC Bank plc 07/08/21 (1,423)
JPY 85,985,000 USD 778,008 Bank of America NA 07/09/21 (719)
(762,806)
$ (530,670)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Advanced Micro Devices, Inc. ................... 7 04/01/21 USD 84.50 USD 55 $ 18
Advanced Micro Devices, Inc. ................... 6 04/16/21 USD 84.00 USD 47 357
Alibaba Group Holding Ltd. ..................... 13 04/16/21 USD 280.00 USD 295 189
Allianz SE ................................ 4 04/16/21 EUR 205.00 EUR 87 5,981
Alphabet, Inc. .............................. 1 04/16/21 USD 2,200.00 USD 207 305
BNP Paribas SA ............................ 35 04/16/21 EUR 48.00 EUR 182 17,649
Farfetch Ltd. ............................... 10 04/16/21 USD 75.00 USD 53 135
Home Depot, Inc. (The) ....................... 2 04/16/21 USD 270.00 USD 61 7,265
Invesco QQQ Trust 1 ......................... 15 04/16/21 USD 340.00 USD 479 548
iShares MSCI Emerging Markets ETF .............. 26 04/16/21 USD 59.00 USD 139 78
Lowe's Cos., Inc. ............................ 3 04/16/21 USD 170.00 USD 57 6,173
Mastercard, Inc. ............................ 6 04/16/21 USD 365.00 USD 214 2,175
Micron Technology, Inc. ....................... 7 04/16/21 USD 85.00 USD 62 3,710
Microsoft Corp. ............................. 10 04/16/21 USD 255.00 USD 236 365
Sabre Corp. ............................... 1 04/16/21 USD 18.00 USD 1 8
SPDR S&P 500 ETF Trust ...................... 93 04/16/21 USD 407.00 USD 3,686 7,859
SPDR S&P 500 ETF Trust ...................... 129 04/16/21 USD 409.00 USD 5,113 7,676
SPDR S&P 500 ETF Trust ...................... 141 04/16/21 USD 410.00 USD 5,588 7,121
Visa, Inc. ................................. 9 04/16/21 USD 220.00 USD 191 1,130
Walt Disney Co. (The) ........................ 4 04/16/21 USD 200.00 USD 74 340
Western Digital Corp. ......................... 6 04/16/21 USD 85.00 USD 40 93
Western Digital Corp. ......................... 6 04/16/21 USD 70.00 USD 40 996
U.S. Treasury 10 Year Note ..................... 46 04/23/21 USD 135.50 USD 4,600 719
SPDR S&P 500 ETF Trust ...................... 52 04/30/21 USD 405.00 USD 2,061 14,196
Advance Auto Parts, Inc. ....................... 2 05/21/21 USD 190.00 USD 37 1,160
Alphabet, Inc. .............................. 1 05/21/21 USD 2,200.00 USD 207 3,695
Amazon.com, Inc. ........................... 1 05/21/21 USD 3,300.00 USD 309 5,513
Apple, Inc. ................................ 16 05/21/21 USD 130.00 USD 195 4,312
ConocoPhillips ............................. 28 05/21/21 USD 55.00 USD 148 6,580
DR Horton, Inc. ............................. 15 05/21/21 USD 85.00 USD 134 11,025
Edwards Lifesciences Corp. .................... 6 05/21/21 USD 85.00 USD 50 1,755
Facebook, Inc. ............................. 7 05/21/21 USD 290.00 USD 206 13,073
Global Payment, Inc. ......................... 11 05/21/21 USD 205.00 USD 222 8,665
Home Depot, Inc. (The) ....................... 6 05/21/21 USD 280.00 USD 183 17,100
Las Vegas Sands Corp. ....................... 26 05/21/21 USD 72.50 USD 158 1,833
Mastercard, Inc. ............................ 3 05/21/21 USD 395.00 USD 107 1,150
Microsoft Corp. ............................. 8 05/21/21 USD 250.00 USD 189 2,820
Raytheon Technologies Corp. ................... 29 05/21/21 USD 75.00 USD 224 13,703
salesforce.com, Inc. .......................... 3 05/21/21 USD 260.00 USD 64 192
SPDR S&P 500 ETF Trust ...................... 23 05/21/21 USD 395.00 USD 912 22,931
U.S. Treasury 10 Year Note ..................... 35 05/21/21 USD 134.50 USD 3,500 3,828
VanEck Vectors Semiconductor ETF ............... 34 05/21/21 USD 240.00 USD 828 43,520
Deere & Co. ............................... 1 06/18/21 USD 380.00 USD 37 1,720
Deere & Co. ............................... 3 06/18/21 USD 400.00 USD 112 3,293
Intel Corp. ................................ 49 06/18/21 USD 65.00 USD 314 15,558
Mastercard, Inc. ............................ 5 06/18/21 USD 420.00 USD 178 1,083
Mastercard, Inc. ............................ 12 06/18/21 USD 350.00 USD 427 25,500
Monster Beverage Corp. ....................... 2 06/18/21 USD 90.00 USD 18 990
Monster Beverage Corp. ....................... 10 06/18/21 USD 95.00 USD 91 2,675
PVH Corp. ................................ 9 06/18/21 USD 95.00 USD 95 14,625
Ulta Beauty, Inc. ............................ 2 06/18/21 USD 315.00 USD 62 3,810
SPDR S&P 500 ETF Trust ...................... 10 12/17/21 USD 360.00 USD 396 48,945
366,140
Put
Invesco QQQ Trust 1 ......................... 26 04/01/21 USD 307.00 USD 830 65
iShares iBoxx $ High Yield Corporate Bond ETF ....... 5 04/01/21 USD 85.50 USD 44 15
iShares iBoxx $ High Yield Corporate Bond ETF ....... 10 04/01/21 USD 85.00 USD 87 70
U.S. Treasury 10 Year Note ..................... 45 04/02/21 USD 131.00 USD 4,500 12,656
Industrial Select Sector SPDR Fund ............... 3 04/16/21 USD 90.00 USD 30 227
Invesco QQQ Trust 1 ......................... 66 04/16/21 USD 305.00 USD 2,106 12,936
iShares iBoxx $ High Yield Corporate Bond ETF ....... 5 04/16/21 USD 85.50 USD 44 90

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares Russell 2000 ETF ...................... 4 04/16/21 USD 205.00 USD 88 $ 588
SPDR Bloomberg Barclays High Yield Bond ETF ...... 6 04/16/21 USD 105.00 USD 65 105
SPDR S&P 500 ETF Trust ...................... 106 04/16/21 USD 380.00 USD 4,201 15,423
SPDR S&P 500 ETF Trust ...................... 122 04/30/21 USD 380.00 USD 4,835 37,088
Bank of America Corp. ........................ 54 05/21/21 USD 38.00 USD 209 7,722
Invesco QQQ Trust 1 ......................... 22 05/21/21 USD 300.00 USD 702 10,868
iShares iBoxx $ High Yield Corporate Bond ETF ....... 52 05/21/21 USD 85.00 USD 453 3,016
iShares iBoxx $ High Yield Corporate Bond ETF ....... 202 05/21/21 USD 84.00 USD 1,761 8,686
JPMorgan Chase & Co. ....................... 14 05/21/21 USD 150.00 USD 213 7,630
Morgan Stanley ............................. 26 05/21/21 USD 82.50 USD 202 17,225
SPDR S&P 500 ETF Trust ...................... 18 05/21/21 USD 380.00 USD 713 8,964
SPDR S&P 500 ETF Trust ...................... 132 05/21/21 USD 385.00 USD 5,232 79,002
Anthem, Inc. ............................... 3 06/18/21 USD 350.00 USD 108 4,455
Anthem, Inc. ............................... 5 06/18/21 USD 340.00 USD 179 5,600
iShares iBoxx $ High Yield Corporate Bond ETF ....... 101 06/18/21 USD 84.00 USD 881 7,676
Pitney Bowes, Inc. ........................... 2 07/16/21 USD 7.00 USD 2 135
240,242
$ 606,382
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........... Citibank NA — 04/01/21 USD 1.23 EUR 1,262 $ –
SPDR Gold Shares
(a)
...... JPMorgan Chase Bank NA 1,185 04/16/21 USD 176.00 USD 190 163
adidas AG ............. Barclays Bank plc 331 05/21/21 EUR 310.00 EUR 88 418
Alibaba Group Holding Ltd. .. Nomura International plc 503 05/21/21 USD 255.00 USD 114 1,610
EURO STOXX 50 Index .... Credit Suisse International 67 05/21/21 EUR 3,875.00 EUR 263 6,380
SPDR Gold Shares
(a)
...... Morgan Stanley & Co. International plc 332 05/21/21 USD 166.00 USD 53 416
Starbucks Corp. ......... Citibank NA 980 05/21/21 USD 115.00 USD 107 1,756
Autodesk, Inc. ........... Nomura International plc 1,125 06/18/21 USD 280.00 USD 312 19,575
LVMH Moet Hennessy Louis
Vuitton SE ........... Barclays Bank plc 197 06/18/21 EUR 560.00 EUR 112 6,073
Raytheon Technologies Corp. Goldman Sachs International 2,847 06/18/21 USD 77.50 USD 220 10,628
SPDR Gold Shares
(a)
...... Societe Generale SA 663 06/18/21 USD 168.00 USD 106 1,127
SPDR S&P 500 ETF Trust ... Morgan Stanley & Co. International plc 4,400 06/18/21 USD 360.00 USD 1,744 176,441
EURO STOXX 50 Index .... Credit Suisse International 67 07/16/21 EUR 3,900.00 EUR 263 8,439
EURO STOXX 50 Index .... Credit Suisse International 67 09/17/21 EUR 3,925.00 EUR 263 10,086
243,112
Put
USD Currency ........... Morgan Stanley & Co. International plc — 04/12/21 JPY 103.00 USD 1,367 3
USD Currency ........... Goldman Sachs International — 04/22/21 JPY 101.00 USD 1,272 9
EUR Currency ........... Bank of America NA — 04/28/21 NOK 10.29 EUR 384 12,773
USD Currency ........... Morgan Stanley & Co. International plc — 04/28/21 NOK 8.48 USD 384 3,444
EUR Currency ........... BNP Paribas SA — 08/02/21 USD 1.19 EUR 1,492 37,352
iShares National Muni Bond
ETF ............... Credit Suisse International 27 08/20/21 USD 113.00 USD 3 11
iShares National Muni Bond
ETF ............... Credit Suisse International 27 08/20/21 USD 114.00 USD 3 42
53,634
$ 296,746
(a)
All or a portion of the security is held by a wholly-owned subsidiary.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.52% Semi-Annual
Goldman Sachs
International 04/01/21 1.52 % USD 770 $ —
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.53% Semi-Annual
Goldman Sachs
International 04/06/21 1.53 USD 804 —
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.48% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/21 1.48 USD 552 5
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.80% Semi-Annual Deutsche Bank AG 05/28/21 1.80 USD 461 2,049
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual
JPMorgan Chase
Bank NA 06/04/21 1.00 USD 798 106
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual BNP Paribas SA 06/11/21 1.00 USD 260 54
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual
Goldman Sachs
International 08/23/21 1.75 USD 455 5,727
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.77% Semi-Annual
Goldman Sachs
International 08/23/21 1.77 USD 450 6,004
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 10,341 23,686
37,631
Put
5-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/06/21 0.60 USD 5,900 130,183
5-Year Interest Rate Swap
(a)
. 0.62% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/06/21 0.62 USD 2,429 51,209
5-Year Interest Rate Swap
(a)
. 0.63% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 05/24/21 0.63 USD 5,690 133,079
5-Year Interest Rate Swap
(a)
. 0.64% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/25/21 0.64 USD 5,748 131,985
5-Year Interest Rate Swap
(a)
. 0.85% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 05/25/21 0.85 USD 2,874 38,227
5-Year Interest Rate Swap
(a)
. 0.64% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 05/25/21 0.64 USD 2,874 65,992
30-Year Interest Rate Swap
(a)
0.48% Annual
6 month
EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 11/16/21 0.48 EUR 760 47,656
30-Year Interest Rate Swap
(a)
0.49% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 11/24/21 0.49 EUR 742 46,174
30-Year Interest Rate Swap
(a)
0.52% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 12/09/21 0.52 EUR 687 40,882
685,387
$ 723,018
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EURO STOXX 50 Index . Down and In
Credit Suisse
International 233 12/17/21 EUR 3,100.00 EUR 2,700.00 EUR — $ (16,433)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Advanced Micro Devices, Inc. .................... 7 04/01/21 USD 90.00 USD 55 $ (7)
Advanced Micro Devices, Inc. .................... 6 04/16/21 USD 90.00 USD 47 (114)
Alphabet, Inc. ............................... 1 04/16/21 USD 2,300.00 USD 207 (220)
Bank of America Corp. ......................... 17 04/16/21 USD 39.00 USD 66 (1,590)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Capital One Financial Corp. ...................... 11 04/16/21 USD 135.00 USD 140 $ (891)
Capital One Financial Corp. ...................... 11 04/16/21 USD 130.00 USD 140 (2,321)
Citigroup, Inc. ............................... 14 04/16/21 USD 72.50 USD 102 (3,290)
Johnson & Johnson ........................... 6 04/16/21 USD 180.00 USD 99 (30)
JPMorgan Chase & Co. ........................ 8 04/16/21 USD 165.00 USD 122 (424)
Mastercard, Inc. ............................. 6 04/16/21 USD 395.00 USD 214 (198)
Morgan Stanley .............................. 19 04/16/21 USD 95.00 USD 148 (67)
Morgan Stanley .............................. 19 04/16/21 USD 90.00 USD 148 (219)
UWM Holdings Corp. .......................... 9 04/16/21 USD 12.50 USD 7 (45)
Visa, Inc. .................................. 17 04/16/21 USD 235.00 USD 360 (315)
Walt Disney Co. (The) ......................... 12 04/16/21 USD 210.00 USD 221 (408)
Western Digital Corp. .......................... 6 04/16/21 USD 76.00 USD 40 (369)
Alphabet, Inc. ............................... 2 05/21/21 USD 2,400.00 USD 414 (1,330)
Amazon.com, Inc. ............................ 1 05/21/21 USD 3,500.00 USD 309 (2,030)
Apple, Inc. ................................. 33 05/21/21 USD 140.00 USD 403 (3,168)
Bank of America Corp. ......................... 54 05/21/21 USD 44.00 USD 209 (1,863)
ConocoPhillips .............................. 11 05/21/21 USD 70.00 USD 58 (226)
ConocoPhillips .............................. 25 05/21/21 USD 60.00 USD 132 (2,613)
Facebook, Inc. .............................. 15 05/21/21 USD 320.00 USD 442 (9,788)
Global Payment, Inc. .......................... 11 05/21/21 USD 225.00 USD 222 (1,469)
Home Depot, Inc. (The) ........................ 3 05/21/21 USD 310.00 USD 92 (2,438)
Invesco QQQ Trust 1 .......................... 6 05/21/21 USD 350.00 USD 191 (666)
JPMorgan Chase & Co. ........................ 14 05/21/21 USD 175.00 USD 213 (1,078)
Mastercard, Inc. ............................. 3 05/21/21 USD 425.00 USD 107 (194)
Micron Technology, Inc. ........................ 14 05/21/21 USD 100.00 USD 123 (2,695)
Microsoft Corp. .............................. 17 05/21/21 USD 275.00 USD 401 (1,131)
Morgan Stanley .............................. 26 05/21/21 USD 95.00 USD 202 (598)
NVIDIA Corp. ............................... 2 05/21/21 USD 600.00 USD 107 (1,440)
NXP Semiconductors NV ....................... 6 05/21/21 USD 220.00 USD 121 (3,015)
Raytheon Technologies Corp. .................... 29 05/21/21 USD 85.00 USD 224 (2,378)
ServiceNow, Inc. ............................. 2 05/21/21 USD 660.00 USD 100 (205)
Toll Brothers, Inc. ............................. 17 05/21/21 USD 60.00 USD 96 (2,975)
VanEck Vectors Semiconductor ETF ................ 34 05/21/21 USD 265.00 USD 828 (10,183)
Anthem, Inc. ................................ 3 06/18/21 USD 410.00 USD 108 (743)
Anthem, Inc. ................................ 5 06/18/21 USD 390.00 USD 179 (3,325)
HCA Healthcare, Inc. .......................... 12 06/18/21 USD 210.00 USD 226 (4,320)
Intel Corp. ................................. 43 06/18/21 USD 75.00 USD 275 (3,075)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 101 06/18/21 USD 87.00 USD 881 (5,555)
Mastercard, Inc. ............................. 10 06/18/21 USD 450.00 USD 356 (675)
Mastercard, Inc. ............................. 12 06/18/21 USD 390.00 USD 427 (7,110)
SPDR S&P 500 ETF Trust ....................... 87 06/18/21 USD 430.00 USD 3,448 (9,614)
SPDR S&P 500 ETF Trust ....................... 91 06/18/21 USD 400.00 USD 3,607 (87,315)
(183,723)
Put
iShares iBoxx $ High Yield Corporate Bond ETF ........ 15 04/01/21 USD 82.00 USD 131 (30)
Alibaba Group Holding Ltd. ...................... 6 04/16/21 USD 220.00 USD 136 (1,950)
Alphabet, Inc. ............................... 1 04/16/21 USD 1,750.00 USD 207 (173)
BNP Paribas SA ............................. 35 04/16/21 EUR 41.00 EUR 182 (308)
Farfetch Ltd. ................................ 10 04/16/21 USD 55.00 USD 53 (4,000)
Invesco QQQ Trust 1 .......................... 66 04/16/21 USD 285.00 USD 2,106 (3,036)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 5 04/16/21 USD 83.00 USD 44 (40)
iShares Russell 2000 ETF ....................... 4 04/16/21 USD 190.00 USD 88 (136)
Mastercard, Inc. ............................. 6 04/16/21 USD 315.00 USD 214 (255)
Micron Technology, Inc. ........................ 7 04/16/21 USD 70.00 USD 62 (88)
Microsoft Corp. .............................. 10 04/16/21 USD 220.00 USD 236 (735)
Microsoft Corp. .............................. 14 04/16/21 USD 210.00 USD 330 (455)
SPDR Bloomberg Barclays High Yield Bond ETF ....... 6 04/16/21 USD 100.00 USD 65 (150)
SPDR S&P 500 ETF Trust ....................... 106 04/16/21 USD 365.00 USD 4,201 (6,042)
U.S. Treasury 10 Year Note ...................... 46 04/23/21 USD 129.50 USD 4,600 (10,063)
SPDR S&P 500 ETF Trust ....................... 122 04/30/21 USD 370.00 USD 4,835 (23,241)
Advance Auto Parts, Inc. ........................ 2 05/21/21 USD 160.00 USD 37 (355)
Bank of America Corp. ......................... 54 05/21/21 USD 34.00 USD 209 (2,079)
DR Horton, Inc. .............................. 13 05/21/21 USD 72.50 USD 116 (969)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Edwards Lifesciences Corp. ..................... 6 05/21/21 USD 70.00 USD 50 $ (255)
Generac Holdings, Inc. ......................... 4 05/21/21 USD 270.00 USD 131 (1,820)
Global Payments, Inc. ......................... 11 05/21/21 USD 170.00 USD 222 (1,375)
Invesco QQQ Trust 1 .......................... 22 05/21/21 USD 270.00 USD 702 (2,970)
Invesco QQQ Trust 1 .......................... 25 05/21/21 USD 265.00 USD 798 (2,750)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 52 05/21/21 USD 75.00 USD 453 (494)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 202 05/21/21 USD 81.00 USD 1,761 (4,545)
JPMorgan Chase & Co. ........................ 14 05/21/21 USD 135.00 USD 213 (2,121)
Las Vegas Sands Corp. ........................ 10 05/21/21 USD 60.00 USD 61 (3,325)
Mastercard, Inc. ............................. 2 05/21/21 USD 340.00 USD 71 (1,590)
Morgan Stanley .............................. 26 05/21/21 USD 72.50 USD 202 (4,472)
Raytheon Technologies Corp. .................... 29 05/21/21 USD 60.00 USD 224 (609)
salesforce.com, Inc. ........................... 3 05/21/21 USD 210.00 USD 64 (2,235)
SPDR S&P 500 ETF Trust ....................... 18 05/21/21 USD 350.00 USD 713 (3,150)
SPDR S&P 500 ETF Trust ....................... 132 05/21/21 USD 360.00 USD 5,232 (32,274)
U.S. Treasury 10 Year Note ...................... 35 05/21/21 USD 129.50 USD 3,500 (17,500)
Anthem, Inc. ................................ 3 06/18/21 USD 310.00 USD 108 (1,440)
Anthem, Inc. ................................ 5 06/18/21 USD 300.00 USD 179 (1,775)
Deere & Co. ................................ 1 06/18/21 USD 330.00 USD 37 (633)
Deere & Co. ................................ 3 06/18/21 USD 350.00 USD 112 (3,248)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 101 06/18/21 USD 75.00 USD 881 (1,768)
Mastercard, Inc. ............................. 10 06/18/21 USD 310.00 USD 356 (4,050)
Monster Beverage Corp. ........................ 2 06/18/21 USD 80.00 USD 18 (470)
Monster Beverage Corp. ........................ 10 06/18/21 USD 85.00 USD 91 (2,275)
PVH Corp. ................................. 9 06/18/21 USD 75.00 USD 95 (563)
salesforce.com, Inc. ........................... 12 06/18/21 USD 200.00 USD 254 (7,800)
SPDR S&P 500 ETF Trust ....................... 28 06/18/21 USD 250.00 USD 1,110 (1,204)
Ulta Beauty, Inc. ............................. 2 06/18/21 USD 255.00 USD 62 (800)
SPDR S&P 500 ETF Trust ....................... 5 12/17/21 USD 270.00 USD 198 (1,848)
(163,464)
$ (347,187)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency .............. Citibank NA — 04/01/21 USD 1.25 EUR 1,262 $ –
Disco Corp. ............... Morgan Stanley & Co. International plc 50 04/09/21 JPY 38,390.00 JPY 1,738 (8)
Hoya Corp. ................ Morgan Stanley & Co. International plc 643 04/09/21 JPY 14,393.50 JPY 8,362 (14)
Recruit Holdings Co. Ltd. ...... BNP Paribas SA 459 04/09/21 JPY 5,606.07 JPY 2,479 (77)
Shin-Etsu Chemical Co. Ltd. .... Morgan Stanley & Co. International plc 637 04/09/21 JPY 19,866.00 JPY 11,855 (131)
USD Currency .............. Morgan Stanley & Co. International plc — 04/12/21 JPY 108.00 USD 1,367 (33,756)
Alphabet, Inc. .............. Morgan Stanley & Co. International plc 145 04/16/21 USD 2,275.00 USD 300 (579)
DR Horton, Inc. ............. BNP Paribas SA 1,260 04/16/21 USD 85.00 USD 112 (6,309)
SPDR Gold Shares
(a)
......... JPMorgan Chase Bank NA 1,912 04/16/21 USD 188.00 USD 306 (48)
Taiwan Semiconductor
Manufacturing Co. Ltd. ...... JPMorgan Chase Bank NA 7,620 04/21/21 USD 671.64 USD 4,473 (87)
Tencent Holdings Ltd. ......... Morgan Stanley & Co. International plc 1,107 04/29/21 HKD 807.59 HKD 675 (3)
Disco Corp. ............... Goldman Sachs International 50 05/14/21 JPY 36,736.80 JPY 1,738 (373)
FANUC Corp. .............. Goldman Sachs International 88 05/14/21 JPY 29,255.10 JPY 2,304 (116)
Hoya Corp. ................ Morgan Stanley & Co. International plc 641 05/14/21 JPY 13,620.00 JPY 8,336 (1,378)
Keyence Corp. ............. UBS AG 76 05/14/21 JPY 56,618.50 JPY 3,821 (75)
Kose Corp. ................ Goldman Sachs International 143 05/14/21 JPY 20,558.44 JPY 2,239 (3)
Recruit Holdings Co. Ltd. ...... BNP Paribas SA 462 05/14/21 JPY 5,602.10 JPY 2,495 (459)
Shin-Etsu Chemical Co. Ltd. .... Morgan Stanley & Co. International plc 640 05/14/21 JPY 19,965.00 JPY 11,910 (1,198)
Sony Group Corp. ........... Goldman Sachs International 262 05/14/21 JPY 12,358.21 JPY 3,038 (487)
adidas AG ................ Barclays Bank plc 331 05/21/21 EUR 340.00 EUR 88 (76)
DR Horton, Inc. ............. BNP Paribas SA 1,260 05/21/21 USD 87.50 USD 112 (7,214)
SPDR Gold Shares
(a)
......... Morgan Stanley & Co. International plc 664 05/21/21 USD 176.00 USD 106 (214)
Starbucks Corp. ............ Citibank NA 980 05/21/21 USD 130.00 USD 107 (292)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Walt Disney Co. (The) ........ Morgan Stanley & Co. International plc 1,639 05/21/21 USD 215.00 USD 302 $ (2,611)
FANUC Corp. .............. Goldman Sachs International 91 06/11/21 JPY 30,232.09 JPY 2,383 (242)
Keyence Corp. ............. Goldman Sachs International 69 06/11/21 JPY 58,269.78 JPY 3,469 (347)
Kose Corp. ................ Goldman Sachs International 142 06/11/21 JPY 17,944.64 JPY 2,224 (192)
Sony Group Corp. ........... Goldman Sachs International 253 06/11/21 JPY 13,593.55 JPY 2,934 (281)
Autodesk, Inc. .............. Nomura International plc 1,613 06/18/21 USD 330.00 USD 447 (4,403)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 197 06/18/21 EUR 620.00 EUR 112 (1,436)
Raytheon Technologies Corp. ... Goldman Sachs International 2,847 06/18/21 USD 90.00 USD 220 (1,950)
SPDR Gold Shares
(a)
......... Societe Generale SA 1,326 06/18/21 USD 178.00 USD 212 (769)
(65,128)
Put
USD Currency .............. Morgan Stanley & Co. International plc — 04/12/21 JPY 100.00 USD 1,367 –
SPDR Gold Shares
(a)
......... JPMorgan Chase Bank NA 356 04/16/21 USD 162.00 USD 57 (1,036)
EUR Currency .............. Bank of America NA — 04/28/21 NOK 10.08 EUR 384 (5,573)
USD Currency .............. Morgan Stanley & Co. International plc — 04/28/21 NOK 8.31 USD 384 (1,150)
Alibaba Group Holding Ltd. ..... Nomura International plc 336 04/30/21 USD 215.00 USD 76 (1,429)
adidas AG ................ Barclays Bank plc 246 05/21/21 EUR 260.00 EUR 65 (3,161)
SPDR Gold Shares
(a)
......... Morgan Stanley & Co. International plc 678 05/21/21 USD 158.00 USD 108 (1,718)
Autodesk, Inc. .............. Nomura International plc 1,125 06/18/21 USD 240.00 USD 312 (6,272)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 164 06/18/21 EUR 480.00 EUR 93 (706)
Raytheon Technologies Corp. ... Goldman Sachs International 2,847 06/18/21 USD 62.50 USD 220 (1,169)
SPDR Gold Shares
(a)
......... Societe Generale SA 1,017 06/18/21 USD 154.00 USD 163 (2,201)
EUR Currency .............. BNP Paribas SA — 08/02/21 USD 1.15 EUR 2,239 (16,150)
(40,565)
$ (105,693)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
0.55% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/20/21 0.55 % USD 430 $ (179)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 10,341 (8,998)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 10,341 (14,871)
(24,048)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Goldman Sachs
International 04/01/21 1.40 USD 1,860 (65,464)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.87% Semi-Annual Bank of America NA 04/06/21 0.87 USD 2,429 (21,286)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.42% Semi-Annual
Goldman Sachs
International 04/06/21 1.42 USD 1,072 (35,756)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.85% Semi-Annual Bank of America NA 04/06/21 0.85 USD 5,900 (57,474)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.00% Semi-Annual Deutsche Bank AG 05/25/21 1.00 USD 2,874 (22,322)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.00% Semi-Annual
Goldman Sachs
International 05/25/21 1.00 USD 2,874 (22,322)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.25% Semi-Annual
Goldman Sachs
International 08/23/21 2.25 USD 455 (19,549)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.27% Semi-Annual
Goldman Sachs
International 08/23/21 2.27 USD 450 (18,387)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Morgan Stanley & Co.
International plc 09/20/21 1.40 % USD 859 $ (43,647)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.78% Annual
JPMorgan Chase
Bank NA 11/16/21 0.78 EUR 760 (19,946)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.79% Annual
Goldman Sachs
International 11/24/21 0.79 EUR 742 (19,611)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.82% Annual
Goldman Sachs
International 12/09/21 0.82 EUR 687 (17,787)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.76% Semi-Annual
Goldman Sachs
International 01/26/22 1.76 USD 2,974 (112,222)
(475,773)
$ (499,821)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.33.V1 ................... 1.00 % Quarterly 12/20/24 USD 6,863 $ (127,250) $ (112,436) $ (14,814)
CDX.NA.HY.34.V9 ................... 5.00 Quarterly 06/20/25 USD 337 (31,267) 4,823 (36,090)
CDX.NA.IG.36.V1 ................... 1.00 Quarterly 06/20/26 USD 944 (22,386) (20,033) (2,353)
$ (180,903) $ (127,646) $ (53,257)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V2 . 5.00 % Quarterly 12/20/25 B- EUR 558 $ 80,925 $ 47,182 $ 33,743
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month BA Semi-Annual 1.91% Semi-Annual N/A 07/09/21 CAD 5,597 $ 31,937 $ — $ 31,937
1.06% Semi-Annual 3 month LIBOR Quarterly N/A 03/27/22 USD 8,345 (70,775) (714) (70,061)
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/22 USD 4,668 (46,365) — (46,365)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 7,323 (4,220) — (4,220)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 7,321 (3,677) — (3,677)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 5,196 (5,502) — (5,502)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 5,196 (4,216) — (4,216)
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 6,570 17,509 — 17,509
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 1,612 7,826 — 7,826
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 01/24/25 USD 3,339 (117,116) 35 (117,151)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.35% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/25 USD 1,240 $ 29,473 $ — $ 29,473
3 month LIBOR Quarterly 0.37% Semi-Annual N/A 10/29/25 USD 3,586 (89,084) — (89,084)
3 month LIBOR Quarterly 0.46% Semi-Annual N/A 11/23/25 USD 996 (21,841) — (21,841)
3 month LIBOR Quarterly 0.39% Semi-Annual N/A 02/10/26 USD 2,506 (75,508) — (75,508)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/19/26 USD 1,232 19,591 — 19,591
0.70% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/26 USD 337 5,125 — 5,125
3 month LIBOR Quarterly 0.83% Semi-Annual N/A 03/08/26 USD 4,030 (37,672) — (37,672)
0.69% Semi-Annual 3 month LIBOR Quarterly N/A 06/23/30 USD 392 34,852 — 34,852
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 08/17/30 USD 936 (53,847) — (53,847)
3 month LIBOR Quarterly 0.64% Semi-Annual N/A 08/21/30 USD 427 (41,667) — (41,667)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/14/30 USD 154 (14,769) — (14,769)
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 234 (22,903) — (22,903)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 234 21,858 — 21,858
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 187 (17,796) — (17,796)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 187 16,598 — 16,598
0.81% Semi-Annual 3 month LIBOR Quarterly N/A 11/23/30 USD 656 55,432 — 55,432
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/31 USD 426 23,469 — 23,469
1.20% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/31 USD 251 13,318 — 13,318
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 07/02/50 USD 291 87,416 — 87,416
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 07/21/50 USD 192 58,325 — 58,325
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 416 (108,368) — (108,368)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 98 (25,387) — (25,387)
3 month LIBOR Quarterly 1.07% Semi-Annual N/A 10/21/50 USD 288 (74,272) — (74,272)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 10/23/50 USD 615 129,712 — 129,712
3 month LIBOR Quarterly 0.97% Semi-Annual N/A 10/28/50 USD 234 (65,771) — (65,771)
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 10/28/50 USD 243 56,958 — 56,958
0.98% Semi-Annual 3 month LIBOR Quarterly N/A 10/29/50 USD 709 197,467 — 197,467
1.30% Semi-Annual 3 month LIBOR Quarterly N/A 11/19/50 USD 538 110,270 — 110,270
1.22% Semi-Annual 3 month LIBOR Quarterly N/A 11/27/50 USD 243 54,425 — 54,425
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 12/11/50 USD 179 30,557 — 30,557
3 month LIBOR Quarterly 1.20% Semi-Annual N/A 12/22/50 USD 943 (216,624) — (216,624)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/50 USD 243 51,923 — 51,923
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 01/07/51 USD 583 101,471 — 101,471
1.52% Semi-Annual 3 month LIBOR Quarterly N/A 01/08/51 USD 199 31,241 — 31,241
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 01/25/51 USD 424 56,480 — 56,480
1.48% Semi-Annual 3 month LIBOR Quarterly N/A 01/28/51 USD 754 125,809 — 125,809
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 02/01/51 USD 435 63,009 — 63,009
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/51 USD 243 30,408 — 30,408
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/51 USD 251 30,340 — 30,340
3 month LIBOR Quarterly 1.24% Semi-Annual N/A 02/10/51 USD 683 (152,840) — (152,840)
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 02/10/51 USD 456 138,868 — 138,868
1.91% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/51 USD 98 6,676 — 6,676
$ 368,123 $ (679) $ 368,802
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 69 $ (1,866) $ 8,614 $ (10,480)
$ – $ – $ –

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(252) of net dividends and financing fees.
(e)
Amount includes $(594) of net dividends and financing fees.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. ...... 5.00 % Quarterly Barclays Bank plc 12/20/21 CCC USD 100 $ 2,079 $ (3,330) $ 5,409
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 126,220 Goldman Sachs International 06/20/21 USD 126 $ (152) $ (1) $ (151)
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 116,416 Goldman Sachs International 06/20/21 USD 116 (396) (55) (341)
S&P 500 Annual Dividend Index
Futures December 2021 ... USD 48,550 BNP Paribas SA 12/17/21 USD 49 10,200 — 10,200
GSCBBL8X Index ......... USD 46,003 Goldman Sachs International 02/22/22 USD 46 (8,291) — (8,291)
$ 1,361 $ (56) $ 1,417
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
01/25/21-05/31/23 $ 230,801 $ (40,439)
(c)
$ 190,614 0.4%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 (225,980) (139)
(e)
(225,525) 0.1
$ (40,578) $ (34,911)
(b) (d)
Range: 18-175 basis points 18-150 basis points
Benchmarks: Intercontinental Exchange LIBOR: Intercontinental Exchange LIBOR:
USD 1 Week USD 1 Month
USD 1 Month USD Overnight Bank Funding Rate

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of
March 31, 2021, expiration dates 01/25/21-05/31/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Italy
Leonardo SpA ........... 54,099 $ 437,643 229.6%
Total Reference Entity — Long ............ 437,643
Reference Entity — Short
China
BeiGene Ltd., ADR ........ (9) (3,133) (1.6)
China Conch Venture Holdings
Ltd. ................ (3,500) (16,490) (8.7)
China Evergrande Group .... (1,000) (1,909) (1.0)
China Literature Ltd. ....... (400) (3,980) (2.1)
China Longyuan Power Group
Corp. Ltd., Class H ...... (3,000) (4,097) (2.1)
China Molybdenum Co. Ltd.,
Class H .............. (6,000) (3,663) (1.9)
China Vanke Co. Ltd., Class H (1,800) (7,073) (3.7)
Cosco Shipping Holdings Co.
Ltd., Class H .......... (2,000) (2,589) (1.4)
GSX Techedu, Inc., ADR .... (63) (2,134) (1.1)
Longfor Group Holdings Ltd. .. (2,000) (13,265) (7.0)
Microport Scientific Corp. .... (1,000) (5,677) (3.0)
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H ... (1,500) (6,421) (3.4)
Sunny Optical Technology Group
Co. Ltd. .............. (200) (4,595) (2.4)
TravelSky Technology Ltd., Class
H .................. (1,000) (2,346) (1.2)
Zai Lab Ltd., ADR ......... (6) (801) (0.4)
Zijin Mining Group Co. Ltd.,
Class H .............. (4,000) (4,947) (2.6)
(83,120)
Denmark
Vestas Wind Systems A/S ... (27) (5,570) (2.9)
Finland
Sampo OYJ, Class A ....... (123) (5,546) (2.9)
France
Air Liquide SA ........... (61) (9,960) (5.2)
Airbus SE .............. (79) (8,960) (4.7)
Bouygues SA ............ (122) (4,886) (2.6)
Engie SA ............... (238) (3,381) (1.8)
Vinci SA ............... (50) (5,121) (2.7)
(32,308)
Germany
Porsche Automobil Holding SE
(Preference) .......... (90) (9,549) (5.0)
Hong Kong
Sino Biopharmaceutical Ltd. .. (5,000) (5,019) (2.6)
Italy
Atlantia SpA ............. (322) (6,026) (3.2)
Poland
Polskie Gornictwo Naftowe i
Gazownictwo SA ....... (1,259) (1,915) (1.0)
Shares Value
% of Basket
Value
South Korea
Celltrion Healthcare Co. Ltd. .. (60) $ (7,242) (3.8) %
Korea Shipbuilding & Offshore
Engineering Co. Ltd. ..... (47) (5,575) (2.9)
(12,817)
Spain
Grifols SA .............. (99) (2,591) (1.4)
Sweden
Telia Co. AB ............. (1,704) (7,388) (3.9)
Taiwan
E.Sun Financial Holding Co. Ltd. (2,000) (1,831) (1.0)
United Kingdom
HSBC Holdings plc ........ (673) (3,923) (2.0)
Prudential plc ............ (543) (11,567) (6.1)
SSE plc ................ (153) (3,068) (1.6)
(18,558)
United States
AmerisourceBergen Corp. ... (35) (4,132) (2.2)
Archer-Daniels-Midland Co. .. (51) (2,907) (1.5)
Boeing Co. (The) ......... (49) (12,481) (6.5)
Booking Holdings, Inc. ...... (2) (4,660) (2.4)
Honeywell International, Inc. .. (18) (3,907) (2.1)
Keurig Dr Pepper, Inc. ...... (264) (9,074) (4.8)
Moderna, Inc. ............ (27) (3,536) (1.9)
Paychex, Inc. ............ (102) (9,998) (5.2)
Simon Property Group, Inc. .. (36) (4,096) (2.1)
(54,791)
Total Reference Entity — Short ............ (247,029)
Net Value of Reference Entity — Citibank NA .. $ 190,614
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of March 31, 2021, expiration date 02/08/23:
Reference Entity — Short
Australia
Afterpay Ltd. ............ (69) (5,389) 2.4
National Australia Bank Ltd. .. (199) (3,942) 1.7
Scentre Group ........... (1,050) (2,261) 1.0
Westpac Banking Corp. ..... (240) (4,452) 2.0
(16,044)
Belgium
UCB SA ............... (36) (3,422) 1.5
Brazil
Hapvida Participacoes e
Investimentos SA ....... (3,929) (10,366) 4.6
Raia Drogasil SA ......... (1,163) (5,199) 2.3
(15,565)
Canada
Pembina Pipeline Corp. ..... (149) (4,304) 1.9
Shaw Communications, Inc.,
Class B .............. (427) (11,104) 4.9
(15,408)
China
Bilibili, Inc., ADR .......... (54) (5,781) 2.6
BYD Electronic International Co.
Ltd. ................ (500) (2,947) 1.3
China Gas Holdings Ltd. .... (400) (1,642) 0.7

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Shares Value
% of Basket
Value
China (continued)
China Southern Airlines Co. Ltd.,
Class H .............. (10,000) $ (7,424) 3.3%
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (400) (2,386) 1.1
GDS Holdings Ltd., ADR .... (22) (1,784) 0.8
Geely Automobile Holdings Ltd. (2,000) (5,144) 2.3
Great Wall Motor Co. Ltd., Class
H .................. (2,500) (6,990) 3.1
iQIYI, Inc., ADR .......... (328) (5,451) 2.4
Kunlun Energy Co. Ltd. ..... (2,000) (2,110) 0.9
Shandong Gold Mining Co. Ltd.,
Class H .............. (2,500) (4,716) 2.1
Shenzhou International Group
Holdings Ltd. .......... (200) (4,183) 1.8
Tencent Music Entertainment
Group, ADR ........... (175) (3,586) 1.6
Weibo Corp., ADR ......... (41) (2,069) 0.9
(56,213)
Hong Kong
Jardine Strategic Holdings Ltd. (100) (3,304) 1.5
Link REIT .............. (510) (4,653) 2.0
(7,957)
Japan
Chugai Pharmaceutical Co. Ltd. (100) (4,063) 1.8
ORIX Corp. ............. (300) (5,074) 2.3
Secom Co. Ltd. ........... (100) (8,430) 3.7
SoftBank Group Corp. ...... (100) (8,514) 3.8
(26,081)
Mexico
Wal-Mart de Mexico SAB de CV (1,324) (4,181) 1.9
Peru
Credicorp Ltd. ........... (17) (2,322) 1.0
Shares Value
% of Basket
Value
South Africa
Capitec Bank Holdings Ltd. ... (89) $ (8,556) 3.8%
Shoprite Holdings Ltd. ...... (194) (2,064) 0.9
Vodacom Group Ltd. ....... (237) (2,026) 0.9
(12,646)
South Korea
AMOREPACIFIC Group
(Preference) .......... (7) (251) 0.1
Samsung C&T Corp. ....... (19) (2,102) 1.0
(2,353)
Spain
Aena SME SA ........... (21) (3,407) 1.5
Amadeus IT Group SA ...... (27) (1,923) 0.9
(5,330)
Switzerland
Chocoladefabriken Lindt &
Spruengli AG .......... (2) (17,423) 7.7
Schindler Holding AG ...... (19) (5,582) 2.5
(23,005)
United Kingdom
Compass Group plc ........ (211) (4,263) 1.9
United States
AvalonBay Communities, Inc. . (29) (5,351) 2.4
Centene Corp. ........... (56) (3,579) 1.6
General Dynamics Corp. .... (41) (7,444) 3.3
Liberty Broadband Corp., Class
C .................. (16) (2,402) 1.1
Norfolk Southern Corp. ..... (19) (5,102) 2.2
Roper Technologies, Inc. .... (17) (6,857) 3.0
(30,735)
Total Reference Entity — Short ............ (225,525)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (225,525)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.29%
3 month BA .......................................... Canadian Bankers Acceptances 0.44
3 month LIBOR ....................................... London Interbank Offered Rate 0.19
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.51)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
SEK Swedish Krona
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Cayman Islands ........................................ $ — $ 250,000 $ 150,000 $ 400,000
Ireland .............................................. — 116,863 — 116,863
United States .......................................... — 1,551,599 — 1,551,599
Common Stocks:
Argentina ............................................ 38,974 — — 38,974
Australia ............................................. — 276,505 172,991 449,496
Belgium ............................................. — 4,293 — 4,293
Brazil ............................................... 172,556 — — 172,556
Canada ............................................. 1,634,222 — — 1,634,222
Chile ............................................... 18,893 — — 18,893
China ............................................... 1,007,937 3,852,124 1,892 4,861,953
Denmark ............................................. — 415,788 — 415,788
Finland .............................................. — 420,820 — 420,820
France .............................................. — 5,860,230 — 5,860,230
Germany ............................................ 964,701 5,537,292 — 6,501,993
Hong Kong ........................................... — 1,267,427 — 1,267,427
India ............................................... — 448,355 146,075 594,430
Indonesia ............................................ — 54,825 — 54,825
Ireland .............................................. — 202,541 — 202,541
Israel ............................................... 31,171 — — 31,171
Italy ................................................ — 3,305,524 — 3,305,524
Japan ............................................... — 3,610,084 — 3,610,084
Luxembourg .......................................... — 114,982 — 114,982
Macau .............................................. — 18,372 — 18,372
Mexico .............................................. 6,059 — — 6,059
Netherlands ........................................... 983,948 4,425,383 — 5,409,331

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Norway .............................................. $ 28,656 $ — $ — $ 28,656
Poland .............................................. 81,120 11,496 — 92,616
Portugal ............................................. 35,205 — — 35,205
Saudi Arabia .......................................... — 1,853 — 1,853
Singapore ............................................ — 129,883 — 129,883
South Africa ........................................... — 138,311 — 138,311
South Korea .......................................... — 1,027,441 — 1,027,441
Spain ............................................... — 566,221 — 566,221
Sweden ............................................. — 2,054,654 — 2,054,654
Switzerland ........................................... 85,760 586,772 — 672,532
Taiwan .............................................. 134,608 2,267,473 — 2,402,081
Thailand ............................................. — 53,830 — 53,830
Turkey .............................................. 5,929 — — 5,929
United Kingdom ........................................ 1,450,409 2,526,918 — 3,977,327
United States .......................................... 89,803,910 1,266,853 301,396 91,372,159
Corporate Bonds
Australia ............................................. — 13,024 808,887 821,911
Belgium ............................................. — 21,558 — 21,558
Brazil ............................................... — 46,376 — 46,376
Canada ............................................. — 67,375 — 67,375
China ............................................... — 300 — 300
Germany ............................................ — 257,210 — 257,210
Greece .............................................. — 146,441 — 146,441
India ............................................... — 2,115 — 2,115
Italy ................................................ — 294,289 — 294,289
Luxembourg .......................................... — 327,711 — 327,711
Peru ................................................ — 3,202 — 3,202
South Korea .......................................... — 6,349 — 6,349
Turkey .............................................. — — 75,040 75,040
United Arab Emirates .................................... — 4,082 — 4,082
United Kingdom ........................................ — 718,428 — 718,428
United States .......................................... — 6,358,494 — 6,358,494
Floating Rate Loan Interests:
Canada ............................................. — 222,257 — 222,257
France .............................................. — 251,063 — 251,063
Germany ............................................ — — 254,052 254,052
Netherlands ........................................... — 820,196 — 820,196
United States .......................................... — 1,819,187 840,228 2,659,415
Foreign Government Obligations .............................. — 11,912,235 — 11,912,235
Investment Companies .................................... 17,459,329 — — 17,459,329
Municipal Bonds ......................................... — 317,993 — 317,993
Non-Agency Mortgage-Backed Securities ........................ — 1,113,338 — 1,113,338
Other Interests .......................................... — — 198,529 198,529
Preferred Securities:
Brazil ............................................... 39,172 — — 39,172
China ............................................... — — 326,984 326,984
Germany ............................................ — — 154,999 154,999
India ............................................... — — 103,876 103,876
Jersey .............................................. — — 102,783 102,783
United Kingdom ........................................ — 537,576 80,655 618,231
United States .......................................... 1,123,849 836,944 1,972,760 3,933,553
Rights ................................................ 205 — — 205
U.S. Government Sponsored Agency Securities .................... — 144,608 — 144,608
U.S. Treasury Obligations ................................... — 5,043,710 — 5,043,710
Warrants .............................................. 14,322 — 10,345 24,667
Short-Term Securities:
Money Market Funds ...................................... 2,441,011 — — 2,441,011
Time Deposits .......................................... — 61,777 — 61,777
U.S. Treasury Obligations ................................... — 7,749,911 — 7,749,911
Options Purchased:
Equity contracts .......................................... 589,179 243,165 — 832,344
Foreign currency exchange contracts ........................... — 53,581 — 53,581
Interest rate contracts ...................................... 17,203 723,018 — 740,221

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Liabilities:
Investments Sold Short .................................... $ (1,738,181) $ — $ — $ (1,738,181)
Subtotal ....................................................
$ 116,430,147 $ 82,482,225 $ 5,701,492 $ 204,613,864
Investments Valued at NAV
(a)
...................................... 6,274,130
$ —
Total Investments .............................................. $ 210,887,994
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 39,152 $ — $ 39,152
Equity contracts ........................................... 45,075 10,200 — 55,275
Foreign currency exchange contracts ............................ — 232,136 — 232,136
Interest rate contracts ....................................... 162,141 1,638,343 — 1,800,484
Liabilities:
Credit contracts ........................................... — (63,737) — (63,737)
Equity contracts ........................................... (454,625) (114,366) — (568,991)
Foreign currency exchange contracts ............................ — (819,435) — (819,435)
Interest rate contracts ....................................... (33,349) (1,769,854) — (1,803,203)
$ (280,758) $ (847,561) $ — $ (1,128,319)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Options
Purchased
Other
Interests
Preferred
Securities Warrants Total
Investments:
Assets:
Opening balance, as of December 31, 2020 ......... $ — $ 371,145 $ 899,115 $ 982,823 $ 1,862 $ — $ 2,517,063 $ 8,398 $ 4,780,406
Transfers into level 3 ....................... — 5,477 — 91,226 — — — — 96,703
Transfers out of level 3 ...................... — — — (208,991) — — — — (208,991)
Accrued discounts/premiums ................... — — (251) 573 — — — — 322
Net realized gain (loss) ...................... — 74 — 730 (1,862) — 5 — (1,053)
Net change in unrealized appreciation (depreciation)
(a)
.. — 181,146 (14,937) (1,180) — 31,375 (79,504) (2,013) 114,887
Purchases ............................... 150,000 69,991 — 255,700 — 167,154 809,620 3,960 1,456,425
Sales .................................. — (5,479) — (26,601) — — (505,127) — (537,207)
Closing balance, as of March 31, 2021 ............
$ 150,000 $ 622,354 $ 883,927 $ 1,094,280 $ —
$ 198,529
$ 2,742,057 $ 10,345 $ 5,701,492
Net change in unrealized appreciation (depreciation) on
investments still held at March 31, 2021
(a)
........
$ — $ 181,147 $ (14,937) $ (1,180) $ —
$ 31,375
$ 523,925 $ (2,013) $ 718,317
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $575,452. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks
(b)
.......................... $ 620,462 Income Discount Rate 16% —
Market Revenue Multiple 15.50x —
Volatility 66% —
Time to Exit 1.2 —
Recent Transactions — —
Corporate Bonds ........................... 883,927 Income Discount Rate 16% – 29% 17%
Floating Rate Loan Interests
(c)
670,720 Income Discount Rate 4% - 11% 6%
Market Recent Transactions — —
Other Interests ............................ 198,529 Market Recent Transactions — —
Preferred Stocks
(d)
.......................... 2,742,057 Income Discount Rate 27% —
Market Revenue Multiple 2.70x – 42.00x 16.85x
Time to Exit 0.5 – 2.8 1.7
Volatility 42% – 66% 58%
Recent Transactions — —
Warrants ................................ 10,345 Market Revenue Multiple 7.25x - 9.50x 7.91x
Time to Exit 0.5 – 2.1 2.0
Volatility 42% - 46% 46%
Recent Transactions — —
$ 5,126,040
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end March 31, 2021, the valuation technique for investments classified as Common Stocks amounting to $292,050 changed to Current Value approach. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end March 31, 2021, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $95,888 changed to Transaction Price approach. The investments were previously valued utilizing Discounted Cash Flow. The change was due to consideration of the information that was available at the time the investments were valued.
(d)
For the period end March 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $502,735 changed to Current Value approach. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.